UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21667

Fidelity Central Investment Portfolios LLC
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Tactical Income
Central Investment Portfolio 1

June 30, 2006

TP1-QTLY-0806

1.816017.102

Investments June 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 21.7%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.1%
Automobiles - 0.4%
Ford Motor Co.:
6.375% 2/1/29	$ 1,750,000	$ 1,207,500
6.625% 10/1/28	1,115,000	769,350
7.45% 7/16/31	12,780,000	9,233,550
General Motors Corp. 8.25% 7/15/23	11,340,000	8,930,250
		20,140,650
Household Durables - 0.1%
Fortune Brands, Inc. 5.125% 1/15/11	5,950,000	5,698,577
Media - 1.6%
Comcast Corp.:
4.95% 6/15/16	12,930,000	11,523,087
5.5% 3/15/11	5,020,000	4,930,222
6.45% 3/15/37	9,100,000	8,547,494
Continental Cablevision, Inc. 9% 9/1/08	3,850,000	4,092,192
Cox Communications, Inc. 7.125% 10/1/12	8,325,000	8,610,739
Liberty Media Corp.:
5.7% 5/15/13	2,980,000	2,708,075
8.25% 2/1/30	8,580,000	8,212,244
News America Holdings, Inc. 7.75% 12/1/45	2,625,000	2,759,959
News America, Inc. 6.2% 12/15/34	5,575,000	5,059,262
Time Warner, Inc. 6.625% 5/15/29	7,855,000	7,547,367
Univision Communications, Inc. 3.875% 10/15/08	3,365,000	3,178,512
Viacom, Inc. 5.75% 4/30/11 (a)	7,510,000	7,382,330
		74,551,483
TOTAL CONSUMER DISCRETIONARY		100,390,710
CONSUMER STAPLES - 0.2%
Beverages - 0.1%
FBG Finance Ltd. 5.125% 6/15/15 (a)	3,715,000	3,403,453
Food Products - 0.1%
H.J. Heinz Co. 6.428% 12/1/08 (a)(d)	4,290,000	4,358,597
TOTAL CONSUMER STAPLES		7,762,050
ENERGY - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Canadian Oil Sands Ltd. 4.8% 8/10/09 (a)	5,220,000	5,055,168
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Duke Capital LLC:
4.37% 3/1/09	$ 2,825,000	$ 2,731,007
6.25% 2/15/13	4,500,000	4,543,344
El Paso Corp.:
7.75% 1/15/32 (a)	1,990,000	1,954,777
9.625% 5/15/12 (a)	7,730,000	8,494,806
Kinder Morgan Energy Partners LP 5.8% 3/15/35	1,810,000	1,544,564
Kinder Morgan Finance Co. ULC 5.35% 1/5/11	9,615,000	8,858,665
Pemex Project Funding Master Trust:
5.75% 12/15/15 (a)	980,000	902,580
5.75% 12/15/15	9,010,000	8,298,210
6.625% 6/15/35 (a)	9,520,000	8,615,600
6.625% 6/15/35	2,815,000	2,547,575
7.375% 12/15/14	2,020,000	2,084,640
		55,630,936
FINANCIALS - 11.0%
Capital Markets - 1.7%
Bank of New York Co., Inc.:
3.4% 3/15/13 (d)	4,370,000	4,205,754
4.25% 9/4/12 (d)	4,285,000	4,218,210
Goldman Sachs Group, Inc.:
5.25% 10/15/13	31,025,000	29,727,566
6.45% 5/1/36	11,755,000	11,261,525
Lazard Group LLC 7.125% 5/15/15	5,665,000	5,725,338
Merrill Lynch & Co., Inc. 4.25% 2/8/10	5,590,000	5,313,004
Morgan Stanley 6.6% 4/1/12	20,400,000	21,176,444
Nuveen Investments, Inc. 5% 9/15/10	2,595,000	2,495,012
		84,122,853
Commercial Banks - 1.2%
Export-Import Bank of Korea:
4.125% 2/10/09 (a)	1,485,000	1,421,583
5.125% 2/14/11	9,545,000	9,249,840
5.25% 2/10/14 (a)	2,560,000	2,435,261
HSBC Holdings PLC 6.5% 5/2/36	5,385,000	5,293,875
KeyCorp Capital Trust VII 5.7% 6/15/35	10,000,000	8,560,800
Korea Development Bank:
3.875% 3/2/09	9,700,000	9,236,078
4.75% 7/20/09	3,520,000	3,414,192
PNC Funding Corp. 4.2% 3/10/08	2,715,000	2,647,711
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Santander Issuances SA Unipersonal 5.805% 6/20/16 (a)(d)	$ 5,630,000	$ 5,573,587
Wachovia Bank NA 4.875% 2/1/15	13,550,000	12,539,617
		60,372,544
Consumer Finance - 0.7%
General Electric Capital Corp. 5.5% 4/28/11	19,255,000	19,110,376
Household Finance Corp.:
4.125% 11/16/09	5,795,000	5,515,484
5.875% 2/1/09	730,000	734,488
Household International, Inc. 5.836% 2/15/08	8,550,000	8,571,452
HSBC Finance Corp. 6.75% 5/15/11	1,575,000	1,633,815
		35,565,615
Diversified Financial Services - 2.3%
BAC Capital Trust XI 6.625% 5/23/36	14,610,000	14,432,518
Bank of America Corp.:
7.4% 1/15/11	22,786,000	24,244,691
7.8% 2/15/10	10,994,000	11,739,657
ILFC E-Capital Trust II 6.25% 12/21/65 (a)(d)	3,480,000	3,287,960
JPMorgan Chase & Co.:
4.891% 9/1/15 (d)	6,010,000	5,786,915
5.6% 6/1/11	26,510,000	26,339,806
JPMorgan Chase Capital XVII 5.85% 8/1/35	10,575,000	9,345,984
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (a)	5,035,000	4,929,320
Prime Property Funding II 6.25% 5/15/07 (a)	4,795,000	4,790,613
ZFS Finance USA Trust I 6.15% 12/15/65 (a)(d)	3,000,000	2,874,213
ZFS Finance USA Trust II 6.45% 12/15/65 (a)(d)	2,500,000	2,287,273
		110,058,950
Insurance - 0.8%
Axis Capital Holdings Ltd. 5.75% 12/1/14	9,185,000	8,664,863
Lincoln National Corp. 7% 5/17/66 (d)	17,450,000	17,314,658
QBE Insurance Group Ltd. 5.647% 7/1/23 (a)(d)	9,370,000	8,881,982
Symetra Financial Corp. 6.125% 4/1/16 (a)	3,545,000	3,432,404
		38,293,907
Real Estate Investment Trusts - 2.4%
Archstone-Smith Operating Trust:
5.25% 12/1/10	1,810,000	1,764,238
5.25% 5/1/15	4,285,000	4,028,230
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Brandywine Operating Partnership LP:
5.625% 12/15/10	$ 5,260,000	$ 5,150,503
5.75% 4/1/12	3,270,000	3,200,653
CarrAmerica Realty Corp. 5.5% 12/15/10	6,530,000	6,577,153
Colonial Properties Trust:
4.75% 2/1/10	4,450,000	4,260,345
5.5% 10/1/15	15,700,000	14,674,586
Developers Diversified Realty Corp.:
4.625% 8/1/10	370,000	352,338
5% 5/3/10	3,280,000	3,178,277
5.25% 4/15/11	1,855,000	1,796,243
5.375% 10/15/12	1,825,000	1,753,818
Equity Residential 5.125% 3/15/16	4,935,000	4,559,979
Heritage Property Investment Trust, Inc. 4.5% 10/15/09	3,570,000	3,416,269
HRPT Properties Trust 5.75% 11/1/15	1,115,000	1,062,306
iStar Financial, Inc.:
5.65% 9/15/11	3,770,000	3,686,491
5.8% 3/15/11	4,850,000	4,775,873
Mack-Cali Realty LP:
5.05% 4/15/10	555,000	534,942
7.25% 3/15/09	2,800,000	2,876,667
Simon Property Group LP:
4.6% 6/15/10	2,865,000	2,745,633
4.875% 8/15/10	8,325,000	8,048,677
5.1% 6/15/15	4,240,000	3,918,659
5.45% 3/15/13	22,350,000	21,586,211
5.75% 12/1/15	3,680,000	3,561,077
Tanger Properties LP 6.15% 11/15/15	6,300,000	6,120,834
United Dominion Realty Trust 5.25% 1/15/15	745,000	693,909
Washington (REIT) 5.95% 6/15/11	1,820,000	1,811,697
		116,135,608
Real Estate Management & Development - 0.9%
EOP Operating LP:
4.65% 10/1/10	5,035,000	4,773,996
4.75% 3/15/14	1,000,000	907,005
6.763% 6/15/07	12,575,000	12,674,091
7.25% 6/15/28	4,975,000	5,084,952
7.5% 4/19/29	2,280,000	2,395,156
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
EOP Operating LP: - continued
7.75% 11/15/07	$ 10,895,000	$ 11,164,673
Post Apartment Homes LP 6.3% 6/1/13	4,385,000	4,357,199
		41,357,072
Thrifts & Mortgage Finance - 1.0%
Independence Community Bank Corp.:
3.75% 4/1/14 (d)	2,870,000	2,713,901
4.9% 9/23/10	13,255,000	12,713,215
Residential Capital Corp.:
6.375% 6/30/10	6,610,000	6,520,045
6.5% 4/17/13	3,120,000	3,061,800
6.875% 6/30/15	5,160,000	5,154,783
Washington Mutual, Inc.:
4.625% 4/1/14	9,830,000	8,880,579
5.7956% 9/17/12 (d)	9,000,000	9,008,055
		48,052,378
TOTAL FINANCIALS		533,958,927
INDUSTRIALS - 1.9%
Aerospace & Defense - 0.1%
Bombardier, Inc.:
6.3% 5/1/14 (a)	1,900,000	1,653,000
7.45% 5/1/34 (a)	7,300,000	6,095,500
		7,748,500
Airlines - 1.0%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	424,625	428,954
6.978% 10/1/12	1,147,715	1,169,482
7.024% 4/15/11	2,545,000	2,614,988
7.858% 4/1/13	11,500,000	12,190,000
Continental Airlines, Inc. pass thru trust certificates:
6.32% 11/1/08	3,275,000	3,265,616
6.545% 8/2/20	1,405,048	1,387,485
6.648% 3/15/19	3,417,247	3,397,944
7.056% 3/15/11	2,000,000	2,040,729
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	11,200,000	11,242,000
U.S. Airways pass thru trust certificates 6.85% 7/30/19	2,435,483	2,465,926
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Airlines - continued
United Airlines pass thru Certificates:
6.071% 9/1/14	$ 2,687,926	$ 2,681,206
6.201% 3/1/10	1,155,077	1,155,077
6.602% 9/1/13	3,659,739	3,672,768
		47,712,175
Industrial Conglomerates - 0.3%
Hutchison Whampoa International 03/33 Ltd.:
5.45% 11/24/10 (a)	11,100,000	10,862,760
7.45% 11/24/33 (a)	3,400,000	3,594,007
		14,456,767
Transportation Infrastructure - 0.5%
BNSF Funding Trust I 6.613% 12/15/55 (d)	25,701,000	24,125,554
TOTAL INDUSTRIALS		94,042,996
INFORMATION TECHNOLOGY - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Chartered Semiconductor Manufacturing Ltd.:
5.75% 8/3/10	4,470,000	4,348,286
6.375% 8/3/15	4,905,000	4,682,612
		9,030,898
MATERIALS - 0.2%
Chemicals - 0.1%
Agrium, Inc. 7.125% 5/23/36	4,465,000	4,451,342
Metals & Mining - 0.0%
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (a)	2,620,000	2,675,568
Paper & Forest Products - 0.1%
International Paper Co. 4.25% 1/15/09	4,000,000	3,844,160
TOTAL MATERIALS		10,971,070
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 2.1%
AT&T, Inc. 6.8% 5/15/36	2,280,000	2,259,881
BellSouth Capital Funding Corp. 7.875% 2/15/30	5,700,000	6,237,111
Deutsche Telekom International Finance BV 5.25% 7/22/13	5,295,000	4,974,107
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Embarq Corp.:
7.082% 6/1/16	$ 7,535,000	$ 7,493,610
7.995% 6/1/36	6,857,000	6,891,991
KT Corp. 5.875% 6/24/14 (a)	3,275,000	3,210,993
Sprint Capital Corp.:
6.875% 11/15/28	6,450,000	6,497,775
8.375% 3/15/12	2,350,000	2,596,510
Telecom Italia Capital SA:
4% 1/15/10	12,065,000	11,290,137
4.875% 10/1/10	3,235,000	3,093,356
5.25% 11/15/13	2,500,000	2,311,168
6.375% 11/15/33	9,665,000	8,738,658
Telefonica Emisiones SAU 7.045% 6/20/36	21,890,000	21,905,323
Verizon Global Funding Corp.:
5.85% 9/15/35	3,005,000	2,614,188
7.75% 12/1/30	6,768,000	7,299,613
Verizon New York, Inc. 6.875% 4/1/12	5,979,000	6,058,479
		103,472,900
Wireless Telecommunication Services - 0.3%
America Movil SA de CV 6.375% 3/1/35	4,960,000	4,311,331
Nextel Communications, Inc. 5.95% 3/15/14	4,119,000	4,016,025
Vodafone Group PLC 5% 12/16/13	3,935,000	3,636,979
		11,964,335
TOTAL TELECOMMUNICATION SERVICES		115,437,235
UTILITIES - 2.6%
Electric Utilities - 1.6%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	5,880,000	5,699,807
Exelon Corp. 4.9% 6/15/15	14,900,000	13,605,130
Exelon Generation Co. LLC 5.35% 1/15/14	11,750,000	11,224,951
FirstEnergy Corp. 6.45% 11/15/11	1,185,000	1,205,764
Monongahela Power Co. 5% 10/1/06	3,890,000	3,880,839
Oncor Electric Delivery Co. 6.375% 5/1/12	7,700,000	7,771,980
Pepco Holdings, Inc. 4% 5/15/10	3,180,000	2,967,773
PPL Energy Supply LLC 6.2% 5/15/16	4,520,000	4,480,536
Progress Energy, Inc. 7.1% 3/1/11	16,835,000	17,561,481
TXU Energy Co. LLC 7% 3/15/13	5,930,000	6,052,976
		74,451,237
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.1%
Duke Capital LLC 5.668% 8/15/14	$ 2,300,000	$ 2,223,293
PSEG Power LLC 7.75% 4/15/11	4,000,000	4,281,236
		6,504,529
Multi-Utilities - 0.9%
Dominion Resources, Inc.:
4.75% 12/15/10	4,685,000	4,471,711
5.95% 6/15/35	13,435,000	12,045,512
7.5% 6/30/66 (d)	7,960,000	7,910,847
Duke Energy Corp. 5.625% 11/30/12	3,565,000	3,522,644
MidAmerican Energy Holdings, Inc. 6.125% 4/1/36 (a)	15,595,000	14,577,894
		42,528,608
TOTAL UTILITIES		123,484,374
TOTAL NONCONVERTIBLE BONDS (Cost $1,083,674,118)		1,050,709,196
U.S. Government and Government Agency Obligations - 27.4%

U.S. Government Agency Obligations - 2.3%
Fannie Mae 6.25% 2/1/11	26,925,000	27,576,073
Freddie Mac:
5.25% 11/5/12	51,240,000	49,678,768
5.875% 3/21/11	20,055,000	20,215,099
Tennessee Valley Authority 5.375% 4/1/56	2,431,000	2,297,198
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A:
7.57% 8/1/13	9,010,000	9,022,227
7.63% 8/1/14	895,000	889,320
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		109,678,685
U.S. Treasury Inflation Protected Obligations - 3.8%
U.S. Treasury Inflation-Indexed Notes 2% 1/15/14 (h)	191,157,421	184,496,255
U.S. Treasury Obligations - 21.3%
U.S. Treasury Bond - principal STRIPS:
0% 2/15/15	157,415,000	101,484,349
0% 5/15/30	65,886,000	19,134,171
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Bonds 6.125% 8/15/29	$ 29,500,000	$ 32,800,313
U.S. Treasury Notes:
2.625% 5/15/08	183,000,000	174,743,589
4% 4/15/10	17,270,000	16,616,987
4% 2/15/14 (b)	162,205,000	150,788,634
4.5% 2/15/16	62,400,000	59,367,734
4.75% 3/31/11	40,500,000	39,890,921
U.S. Treasury Notes - principal STRIPS:
0% 11/15/08	297,870,000	264,096,889
0% 2/15/10	30,000,000	24,978,150
0% 2/15/12	186,940,000	140,960,051
0% 8/15/12	6,030,000	4,436,657
TOTAL U.S. TREASURY OBLIGATIONS		1,029,298,445
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,337,386,864)		1,323,473,385
U.S. Government Agency - Mortgage Securities - 29.5%

Fannie Mae - 27.1%
3.732% 1/1/35 (d)	694,972	681,253
3.757% 10/1/33 (d)	427,991	415,956
3.769% 12/1/34 (d)	105,638	103,749
3.791% 6/1/34 (d)	2,040,659	1,966,399
3.817% 6/1/33 (d)	360,219	352,046
3.833% 1/1/35 (d)	418,940	411,320
3.844% 1/1/35 (d)	1,306,603	1,281,764
3.847% 5/1/34 (d)	16,319,478	15,750,254
3.898% 10/1/34 (d)	534,014	527,302
3.919% 12/1/34 (d)	423,981	416,456
3.95% 1/1/35 (d)	543,045	534,090
3.958% 12/1/34 (d)	2,882,246	2,832,470
3.96% 12/1/34 (d)	411,868	405,257
3.963% 5/1/33 (d)	140,522	137,576
3.979% 12/1/34 (d)	544,279	535,625
3.981% 5/1/34 (d)	128,090	127,615
3.997% 12/1/34 (d)	286,854	281,834
3.997% 1/1/35 (d)	354,109	348,291
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4% 6/1/18 to 9/1/19	$ 49,235,776	$ 45,623,097
4.009% 2/1/35 (d)	384,216	377,404
4.034% 10/1/18 (d)	383,192	374,517
4.034% 2/1/35 (d)	368,665	362,342
4.035% 12/1/34 (d)	787,501	775,295
4.046% 1/1/35 (d)	352,846	347,179
4.049% 1/1/35 (d)	207,318	203,752
4.065% 4/1/33 (d)	149,534	147,146
4.068% 1/1/35 (d)	744,225	732,235
4.079% 2/1/35 (d)	702,773	691,275
4.089% 2/1/35 (d)	248,121	244,181
4.09% 2/1/35 (d)	271,272	266,655
4.106% 1/1/35 (d)	793,144	780,176
4.109% 11/1/34 (d)	630,014	619,782
4.112% 2/1/35 (d)	1,351,065	1,330,367
4.115% 1/1/35 (d)	789,502	777,083
4.115% 2/1/35 (d)	914,443	899,400
4.129% 1/1/35 (d)	1,396,234	1,374,006
4.148% 2/1/35 (d)	697,104	686,223
4.16% 1/1/35 (d)	1,419,322	1,399,806
4.172% 1/1/35 (d)	944,696	912,860
4.178% 1/1/35 (d)	684,189	673,960
4.181% 11/1/34 (d)	193,801	192,087
4.205% 1/1/35 (d)	400,243	394,555
4.234% 1/1/34 (d)	2,137,591	2,088,982
4.25% 2/1/35 (d)	462,862	449,027
4.25% 2/1/35 (d)	253,191	249,859
4.253% 1/1/34 (d)	1,301,418	1,271,056
4.274% 8/1/33 (d)	878,894	864,779
4.275% 3/1/35 (d)	425,117	418,256
4.287% 12/1/34 (d)	272,243	268,151
4.305% 5/1/35 (d)	586,942	578,202
4.317% 3/1/33 (d)	239,054	231,314
4.335% 9/1/34 (d)	633,489	629,448
4.348% 9/1/34 (d)	1,526,333	1,515,069
4.355% 4/1/35 (d)	272,726	268,507
4.356% 1/1/35 (d)	473,139	458,765
4.362% 2/1/34 (d)	1,030,629	1,009,295
4.395% 2/1/35 (d)	693,997	673,844
4.398% 5/1/35 (d)	1,285,329	1,266,113
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.399% 10/1/34 (d)	$ 2,660,268	$ 2,590,010
4.416% 1/1/35 (d)	541,230	533,804
4.429% 10/1/34 (d)	2,185,099	2,174,327
4.439% 3/1/35 (d)	634,302	615,476
4.461% 8/1/34 (d)	1,358,723	1,330,217
4.469% 5/1/35 (d)	451,467	444,853
4.487% 1/1/35 (d)	618,797	612,194
4.493% 3/1/35 (d)	1,500,103	1,458,295
4.498% 8/1/34 (d)	919,574	917,321
4.5% 5/1/18 to 5/1/35	106,303,410	99,563,797
4.5% 7/18/21 (b)	17,500,000	16,538,550
4.5% 7/1/36 (b)	795,441	720,534
4.517% 3/1/35 (d)	1,398,964	1,360,646
4.525% 2/1/35 (d)	7,634,284	7,493,966
4.538% 2/1/35 (d)	2,851,593	2,819,370
4.538% 2/1/35 (d)	421,735	416,738
4.544% 7/1/35 (d)	1,570,824	1,548,361
4.547% 2/1/35 (d)	300,921	297,681
4.576% 7/1/35 (d)	2,049,930	2,020,718
4.581% 2/1/35 (d)	1,316,283	1,284,929
4.587% 2/1/35 (d)	4,468,067	4,353,059
4.616% 11/1/34 (d)	1,413,039	1,381,895
4.667% 11/1/34 (d)	1,564,481	1,530,047
4.675% 3/1/35 (d)	3,507,194	3,471,772
4.7% 3/1/35 (d)	801,326	782,359
4.716% 7/1/35 (d)	4,421,796	4,268,890
4.726% 7/1/34 (d)	1,292,834	1,268,567
4.778% 12/1/34 (d)	1,161,364	1,138,915
4.792% 12/1/32 (d)	612,144	609,304
4.796% 8/1/35 (d)	10,519,958	10,272,949
4.798% 12/1/34 (d)	439,931	431,476
4.811% 6/1/35 (d)	2,261,823	2,236,989
4.873% 10/1/34 (d)	5,546,758	5,449,412
5% 2/1/18 to 6/1/34	56,075,386	54,074,207
5% 7/1/36 (b)	17,098,396	15,979,990
5% 7/1/36 (b)	90,000,000	84,113,100
5% 7/1/36 (b)	83,345,351	77,893,732
5% 7/1/36 (b)	67,500,000	63,084,825
5% 7/13/36 (b)	40,000,000	37,383,600
5.078% 9/1/34 (d)	4,488,594	4,433,923
5.097% 9/1/34 (d)	476,347	470,731
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
5.097% 5/1/35 (d)	$ 2,841,230	$ 2,824,922
5.169% 3/1/35 (d)	20,116,338	19,861,866
5.176% 5/1/35 (d)	5,290,399	5,223,740
5.197% 6/1/35 (d)	1,964,248	1,955,507
5.213% 5/1/35 (d)	5,189,411	5,126,931
5.241% 3/1/35 (d)	298,772	295,730
5.353% 12/1/34 (d)	800,672	794,947
5.5% 2/1/11 to 10/1/34	74,323,901	72,246,910
5.5% 7/1/36 (b)	43,665,000	41,917,090
5.5% 7/1/36 (b)	15,000,000	14,399,550
5.5% 7/1/36 (b)	87,320,000	83,824,580
5.5% 7/1/36 (b)	56,458,541	54,198,506
5.5% 7/1/36 (b)	38,553,507	37,010,210
5.5% 7/13/36 (b)	50,000,000	47,998,500
5.505% 2/1/36 (d)	10,270,552	10,183,663
5.629% 2/1/36 (d)	11,901,472	11,846,249
5.916% 1/1/36 (d)	2,238,165	2,231,495
6% 6/1/13 to 1/1/34	31,824,007	31,507,443
6% 7/18/21 (b)	17,500,000	17,557,225
6% 7/1/36 (b)	30,000,000	29,517,000
6% 7/13/36 (b)	25,000,000	24,597,500
6.5% 2/1/12 to 5/1/34	47,158,156	47,618,203
6.5% 7/1/36 (b)	87,320,000	87,767,952
6.5% 7/1/36 (b)	18,289,984	18,383,812
7% 1/1/07 to 2/1/33	16,567,563	16,939,255
7.5% 10/1/09 to 11/1/31	5,737,602	5,956,383
8% 6/1/10 to 6/1/29	5,618	5,864
11.5% 11/1/15	30,486	32,834
TOTAL FANNIE MAE		1,310,730,703
Freddie Mac - 1.8%
4% 7/1/18 to 9/1/20	9,569,589	8,819,089
4.048% 12/1/34 (d)	454,059	444,959
4.103% 12/1/34 (d)	667,125	654,043
4.139% 1/1/35 (d)	666,762	653,754
4.268% 3/1/35 (d)	611,418	600,077
4.285% 5/1/35 (d)	1,064,495	1,045,940
4.3% 12/1/34 (d)	669,790	647,024
4.329% 1/1/35 (d)	1,536,356	1,510,699
4.358% 3/1/35 (d)	1,010,216	976,434
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
4.381% 2/1/35 (d)	$ 1,273,354	$ 1,230,684
4.439% 2/1/34 (d)	629,130	614,226
4.443% 3/1/35 (d)	671,808	649,967
4.459% 6/1/35 (d)	955,596	938,070
4.465% 3/1/35 (d)	715,882	693,189
4.48% 3/1/35 (d)	1,839,735	1,781,655
4.5% 5/1/19	1,493,660	1,412,480
4.548% 2/1/35 (d)	1,050,435	1,018,323
5% 11/1/33	619,117	581,042
5.005% 4/1/35 (d)	3,261,285	3,228,933
5.14% 4/1/35 (d)	3,198,730	3,144,639
5.262% 2/1/36 (d)	37,460,540	36,854,429
5.43% 8/1/33 (d)	290,276	290,604
5.5% 12/1/24 to 4/1/25	8,799,002	8,534,504
6% 10/1/23 to 5/1/33	7,382,997	7,302,302
7.5% 11/1/16 to 6/1/32	2,902,011	3,022,036
8% 7/1/25 to 10/1/27	79,695	84,695
8.5% 2/1/19 to 8/1/22	12,760	13,533
12% 11/1/19	16,547	18,423
TOTAL FREDDIE MAC		86,765,753
Government National Mortgage Association - 0.6%
6% 6/15/08 to 9/15/10	1,897,284	1,911,736
6.5% 12/15/07 to 12/15/32	14,105,769	14,348,458
7% 6/15/24 to 12/15/33	11,322,253	11,708,620
7.5% 3/15/22 to 8/15/28	3,144,724	3,280,226
8% 4/15/24 to 12/15/25	160,053	167,180
8.5% 8/15/29 to 11/15/31	527,392	559,903
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		31,976,123
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,451,566,399)		1,429,472,579
Asset-Backed Securities - 2.6%

Accredited Mortgage Loan Trust Series 2003-2 Class A1, 4.23% 10/25/33	2,250,053	2,142,943
ACE Securities Corp. Series 2004-OP1:
Class M1, 5.8425% 4/25/34 (d)	2,390,000	2,399,595
Class M2, 6.3725% 4/25/34 (d)	3,375,000	3,440,679
Asset-Backed Securities - continued
	Principal Amount	Value
Aircraft Lease Securitization Ltd. Series 2005-1 Class C1, 8.88% 9/9/30 (a)(d)	$ 879,899	$ 893,097
Ameriquest Mortgage Securities, Inc. Series 2003-3 Class M1, 6.1225% 3/25/33 (d)	1,554,843	1,560,841
Argent Securities, Inc. Series 2003-W3 Class M2, 7.1225% 9/25/33 (d)	5,400,000	5,468,223
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class M1, 6.0988% 4/15/33 (d)	4,147,143	4,155,121
Series 2004-HE2 Class M1, 5.8725% 4/25/34 (d)	3,320,000	3,348,898
Bayview Financial Asset Trust Series 2003-F Class A, 5.8406% 9/28/43 (d)	5,042,330	5,044,696
Capital Auto Receivables Asset Trust Series 2004-2 Class A2, 3.35% 2/15/08	4,890,000	4,844,768
Cendant Timeshare Receivables Funding LLC Series 2005-1A Class A1, 4.67% 5/20/17 (a)	2,020,619	1,972,290
CNH Equipment Trust Series 2006-A Class A4, 5.27% 9/15/11	13,965,000	13,817,629
Countrywide Home Loans, Inc. Series 2002-6 Class AV1, 5.7525% 5/25/33 (d)	1,254,901	1,256,811
CPS Auto Receivables Trust Series 2006-A Class A4, 5.33% 11/15/12 (a)	2,144,999	2,114,164
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class C, 6.667% 6/28/38 (a)	4,725,000	4,599,788
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1A:
Class B, 4.878% 6/15/35 (a)	2,706,000	2,601,582
Class C, 5.074% 6/15/35 (a)	2,457,000	2,362,632
Fieldstone Mortgage Investment Corp. Series 2004-2 Class M2, 6.4725% 7/25/34 (d)	5,110,000	5,109,905
Fremont Home Loan Trust Series 2005-A:
Class M1, 5.7525% 1/25/35 (d)	900,000	906,081
Class M2, 5.7825% 1/25/35 (d)	1,300,000	1,306,907
Class M3, 5.8125% 1/25/35 (d)	700,000	704,862
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (a)	4,032,000	3,933,720
Home Equity Asset Trust:
Series 2003-2 Class M1, 6.2025% 8/25/33 (d)	1,475,677	1,479,469
Series 2003-4 Class M1, 6.1225% 10/25/33 (d)	122,172	122,619
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 5.7269% 1/20/35 (d)	991,154	993,350
Class M2, 5.7569% 1/20/35 (d)	743,366	745,994
Hyundai Auto Receivables Trust Series 2004-1 Class A4, 5.26% 11/15/12	13,430,000	13,284,685
Long Beach Mortgage Loan Trust Series 2003-3 Class M1, 6.0725% 7/25/33 (d)	5,210,215	5,231,424
Asset-Backed Securities - continued
	Principal Amount	Value
MBNA Credit Card Master Note Trust:
Series 2001-B2 Class B2, 5.5588% 1/15/09 (d)	$ 3,400,000	$ 3,400,421
Series 2002-B2 Class B2, 5.5788% 10/15/09 (d)	3,400,000	3,409,162
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 6.4225% 12/27/32 (d)	1,010,000	1,019,799
Series 2004-NC2 Class M1, 5.8725% 12/25/33 (d)	1,410,000	1,419,050
Morgan Stanley Dean Witter Capital I Trust Series 2002-NC3 Class M1, 6.0425% 8/25/32 (d)	815,000	816,373
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (f)	5,150,000	2,259,160
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (f)	2,300,000	488,060
Onyx Acceptance Owner Trust Series 2005-A Class A3, 3.69% 5/15/09	2,265,000	2,239,407
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	980,410	947,686
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP1 Class A, 3.45% 4/25/32 (a)	1,284,782	1,223,354
Saxon Asset Securities Trust Series 2004-1 Class M1, 5.8525% 3/25/35 (d)	2,395,000	2,399,414
Specialty Underwriting & Residential Finance Series 2003-BC4 Class M1, 5.9225% 11/25/34 (d)	985,000	990,677
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 5.6825% 2/25/34 (d)	286,968	286,962
Superior Wholesale Inventory Financing Trust XII Series 2005-A12 Class C, 6.3988% 6/15/10 (d)	3,540,000	3,547,586
Whinstone Capital Management Ltd. Series 1A Class B3, 6% 10/25/44 (a)(d)	3,320,000	3,319,004
TOTAL ASSET-BACKED SECURITIES (Cost $124,406,251)		123,608,888
Collateralized Mortgage Obligations - 9.9%

Private Sponsor - 2.7%
Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 5.7225% 1/25/34 (d)	1,436,592	1,442,674
Series 2005-1 Class 5A2, 5.6525% 5/25/35 (d)	2,800,542	2,792,368
Bank of America Mortgage Securities, Inc. Series 2005-E Class 2A7, 4.6126% 6/25/35 (d)	3,890,000	3,719,357
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-6 Class 1A1, 5.1163% 8/25/35 (d)	4,774,607	4,718,857
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 5.6025% 1/25/35 (d)	5,530,993	5,540,807
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Master Issuer PLC floater:
Series 2005-2 Class M1, 5.4294% 12/20/54 (d)	$ 7,000,000	$ 7,002,618
Series 2006-1A Class C2, 5.7894% 12/20/54 (a)(d)	3,100,000	3,098,667
Series 2006-2 Class C1, 5.6106% 12/20/54 (d)	8,395,000	8,396,679
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	607,555	591,797
Merrill Lynch Mortgage Investors, Inc.:
floater:
Series 2003-A Class 2A1, 5.7125% 3/25/28 (d)	3,205,640	3,224,262
Series 2004-E Class A2B, 5.4394% 11/25/29 (d)	2,386,532	2,384,895
Series 2004-G Class A2, 5.01% 11/25/29 (d)	1,632,553	1,633,412
Series 2005-B Class A2, 5.5475% 7/25/30 (d)	2,379,161	2,377,614
Series 2003-E Class XA1, 0.999% 10/25/28 (d)(f)	15,524,368	125,324
Series 2003-G Class XA1, 1% 1/25/29 (f)	13,748,704	124,765
Series 2003-H Class XA1, 1% 1/25/29 (a)(f)	12,169,976	113,337
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 5.6125% 7/25/35 (d)	5,931,845	5,938,333
Residential Asset Mortgage Products, Inc. sequential pay Series 2003-SL1 Class A31, 7.125% 4/25/31	1,781,415	1,779,260
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-CB1:
Class B3, 6.62% 6/10/35 (a)(d)	1,684,687	1,715,675
Class B4, 6.82% 6/10/35 (a)(d)	1,504,861	1,534,892
Class B5, 7.42% 6/10/35 (a)(d)	1,022,170	1,046,414
Class B6, 7.92% 6/10/35 (a)(d)	615,195	624,949
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (a)(f)	46,235,508	172,306
Sequoia Mortgage Trust floater:
Series 2004-12 Class 1A2, 4.9569% 1/20/35 (d)	5,014,123	5,023,165
Series 2004-4 Class A, 5.48% 5/20/34 (d)	3,001,491	2,999,548
Structured Adjustable Rate Mortgage Loan Trust floater Series 2001-14 Class A1, 5.6325% 7/25/35 (d)	7,356,844	7,388,532
Structured Asset Securities Corp. floater Series 2005-AR1 Class B1, 7.3225% 9/25/35 (a)(d)	5,503,000	4,762,676
Thornburg Mortgage Securities Trust floater Series 2005-3:
Class A2, 5.5625% 10/25/35 (d)	3,304,143	3,303,191
Class A4, 5.5925% 10/25/35 (d)	8,472,239	8,451,765
WaMu Mortgage pass thru certificates floater Series 2005-AR19 Class A1C1, 5.5125% 12/25/45 (d)	6,683,448	6,685,976
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Washington Mutual Mortgage Securities Corp. sequential pay Series 2003-MS9 Class 2A1, 7.5% 12/25/33	$ 484,222	$ 493,706
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR10 Class 2A2, 4.1096% 6/25/35 (d)	6,655,756	6,479,016
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	12,555,439	12,184,375
Series 2005-AR9 Class 2A1, 4.3623% 5/25/35 (d)	4,010,074	3,937,093
Series 2006-AR8 Class 2A6, 5.24% 4/25/36 (d)	9,805,000	9,633,363
TOTAL PRIVATE SPONSOR		131,441,668
U.S. Government Agency - 7.2%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	10,275,000	10,400,267
Series 1999-57 Class PH, 6.5% 12/25/29	8,478,000	8,536,915
Series 2006-45 Class OP, 6/25/36 (g)	4,386,129	3,205,997
Fannie Mae Grantor Trust floater Series 2005-90 Class FG, 5.5725% 10/25/35 (d)	14,456,272	14,391,697
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class:
Series 2001-7 Class PQ, 6% 10/25/15	413,997	413,209
Series 2002-64 Class PC, 5.5% 12/25/26	1,221,785	1,216,670
Series 2003-81 Class MX, 3.5% 3/25/24	28,290,869	27,562,422
Series 2005-1 Class GC, 5% 2/25/28	20,000,000	19,414,732
Series 2005-49 Class TH, 5.5% 6/25/25	14,000,000	13,414,198
sequential pay:
Series 2003-112 Class AN, 4% 11/25/18	5,525,000	4,867,856
Series 2004-3 Class BA, 4% 7/25/17	476,716	453,709
Series 2004-70 Class GB, 4.5% 1/25/32	16,700,000	15,296,355
Series 2004-86 Class KC, 4.5% 5/25/19	2,042,545	1,951,741
Freddie Mac planned amortization class Series 3033 Class UD, 5.5% 10/15/30	3,180,000	3,135,466
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2006-15 Class OP, 3/25/36 (g)	4,253,970	2,932,796
Series 2498 Class PD, 5.5% 2/15/16	1,767,517	1,761,928
Series 2543 CLass PM, 5.5% 8/15/18	2,943,365	2,935,233
Series 2614 Class TD, 3.5% 5/15/16	5,000,000	4,688,451
Series 2665 Class PB, 3.5% 6/15/23	915,481	889,975
Series 2677 Class LD, 4.5% 3/15/17	1,305,000	1,237,833
Series 2695 Class GC, 4.5% 11/15/18	4,015,000	3,822,494
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2728 Class PG, 5% 8/15/32	$ 5,000,000	$ 4,692,225
Series 2760 Class EB, 4.5% 9/15/16	5,833,000	5,585,359
Series 2773:
Class ED, 4.5% 8/15/17	16,863,000	15,793,345
Class EG, 4.5% 4/15/19	13,500,000	12,265,123
Series 2775 Class OC, 4.5% 12/15/15	21,634,000	20,864,005
Series 2780 Class QE, 4.5% 4/15/19	2,400,000	2,202,095
Series 2852 Class TJ, 5% 8/15/30	3,000,000	2,884,652
Series 2870 Class BE, 4.5% 4/15/18	10,000,000	9,360,737
Series 2881 Class TC, 5% 6/15/28	14,582,000	14,191,897
Series 2885 Class PC, 4.5% 3/15/18	5,430,000	5,198,182
Series 2966 Class ND, 5% 4/15/33	23,353,000	21,663,284
Series 3018 Class UD, 5.5% 9/15/30	4,695,000	4,629,687
Series 3075 Class PB, 5.5% 7/15/30	10,044,588	9,900,163
Series 3078 Class PB, 5.5% 7/15/29	17,185,000	16,921,415
sequential pay:
Series 2750 Class ZT, 5% 2/15/34	4,111,909	3,423,799
Series 2964 Class AL, 4.5% 4/15/25	6,426,285	5,530,988
Series 2729 Class CN, 4% 12/15/20	17,399,463	16,584,469
Series 2823 Class EL, 4.5% 5/15/18	34,323,000	32,046,747
TOTAL U.S. GOVERNMENT AGENCY		346,268,116
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $483,348,706)		477,709,784
Commercial Mortgage Securities - 5.8%
Asset Securitization Corp.:
sequential pay Series 1995-MD4 Class A1, 7.1% 8/13/29	232,330	234,181
Series 1997-D5 Class PS1, 1.5152% 2/14/43 (d)(f)	58,974,001	2,342,223
Banc of America Commercial Mortgage, Inc.:
sequential pay Series 2004-2 Class A3, 4.05% 11/10/38	1,000,000	934,177
Series 2005-3 Series A3B, 5.09% 7/10/43 (d)	10,415,000	10,022,709
Banc of America Large Loan, Inc.:
floater Series 2003-BBA2:
Class A3, 5.5188% 11/15/15 (a)(d)	1,881,645	1,883,021
Class C, 5.6688% 11/15/15 (a)(d)	555,000	556,282
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Large Loan, Inc.: - continued
floater Series 2003-BBA2:
Class D, 5.7488% 11/15/15 (a)(d)	$ 870,000	$ 872,170
Class F, 6.0988% 11/15/15 (a)(d)	620,000	621,575
Class H, 6.5988% 11/15/15 (a)(d)	555,000	556,632
Class J, 7.1488% 11/15/15 (a)(d)	580,000	581,729
Class K, 7.7988% 11/15/15 (a)(d)	520,000	519,457
Series 2006-ESH:
Class A, 6.0588% 7/14/11 (a)(d)	3,613,401	3,600,206
Class B, 6.1588% 7/14/11 (a)(d)	1,801,889	1,795,316
Class C, 6.3088% 7/14/11 (a)(d)	3,608,589	3,595,444
Class D, 6.9388% 7/14/11 (a)(d)	2,097,282	2,090,940
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 5.9025% 8/25/33 (a)(d)	2,944,081	2,979,042
Series 2004-2 Class A, 5.7525% 8/25/34 (a)(d)	3,405,172	3,417,941
Series 2004-3:
Class A2, 5.7425% 1/25/35 (a)(d)	538,870	539,880
Class M1, 5.8225% 1/25/35 (a)(d)	596,073	599,053
Class M2, 6.3225% 1/25/35 (a)(d)	373,064	377,377
Bear Stearns Commercial Mortgage Securities, Inc. Series 2004-ESA:
Class C, 4.937% 5/14/16 (a)	2,395,000	2,349,360
Class D, 4.986% 5/14/16 (a)	875,000	859,460
Class E, 5.064% 5/14/16 (a)	2,705,000	2,665,314
Class F, 5.182% 5/14/16 (a)	650,000	640,993
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	1,697,876	1,798,722
Class F, 7.734% 1/15/32	920,000	973,506
Series 2001-245 Class A2, 6.275% 2/12/16 (a)(d)	2,080,000	2,131,971
COMM floater Series 2002-FL7 Class D, 5.7688% 11/15/14 (a)(d)	34,286	34,316
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1998-C1 Class A1B, 6.48% 5/17/40	603,570	610,576
Series 2003-C4 Class A3, 4.7% 8/15/36 (d)	320,000	307,073
Series 1997-C2 Class D, 7.27% 1/17/35	14,470,000	14,888,799
Series 1998-C1 Class D, 7.17% 5/17/40	2,205,000	2,317,012
Series 2003-C3 Class ASP, 1.818% 5/15/38 (a)(d)(f)	59,494,525	2,937,459
Series 2004-C1 Class ASP, 0.8788% 1/15/37 (a)(d)(f)	39,260,984	1,171,677
Series 2006-OMA:
Class H, 5.805% 5/15/23 (a)(d)	950,000	892,907
Class J, 5.805% 5/15/23 (a)(d)	1,605,000	1,494,926
Commercial Mortgage Securities - continued
	Principal Amount	Value
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	$ 13,185,000	$ 13,553,024
DLJ Commercial Mortgage Corp. sequential pay Series 1999-CG2 Class A1A, 6.88% 6/10/32	3,209,761	3,219,464
First Union National Bank-Chase Manhattan Bank Commercial Mortgage Trust Series 1999-C2 Class C, 6.944% 6/15/31	6,700,000	6,907,364
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay:
Series 2002-26 Class C, 5.9872% 2/16/24 (d)	5,772,423	5,814,845
Series 2002-35 Class C, 5.8832% 10/16/23 (d)	689,034	694,029
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay Series 2003-47 Class C, 4.227% 10/16/27	6,499,136	6,238,355
Series 2003-47 Class XA, 0.1793% 6/16/43 (d)(f)	17,088,941	920,038
GMAC Commercial Mortgage Securities, Inc.:
sequential pay Series 1997-C2 Class A3, 6.566% 4/15/29	2,311,378	2,330,783
Series 2004-C3 Class X2, 0.7309% 12/10/41 (d)(f)	6,495,640	158,278
Greenwich Capital Commercial Funding Corp.:
Series 2002-C1 Class SWDB, 5.857% 11/11/19 (a)	6,715,000	6,596,627
Series 2003-C1 Class XP, 2.0969% 7/5/35 (a)(d)(f)	30,116,124	1,724,778
Series 2006-GG7 Class A3, 6.1101% 7/10/38 (b)	6,310,000	6,350,431
GS Mortgage Securities Corp. II:
sequential pay:
Series 1998-GLII Class A2, 6.562% 4/13/31	6,070,000	6,144,250
Series 2001-LIBA Class A2, 6.615% 2/14/16 (a)	5,835,000	6,056,317
Series 1998-GLII Class E, 6.9706% 4/13/31 (d)	4,103,000	4,186,288
Series 2006-GG6 Class A2, 5.506% 4/10/38 (d)	10,200,000	10,098,284
Hilton Hotel Pool Trust Series 2000-HLTA Class D, 7.555% 10/3/15 (a)	3,200,000	3,347,667
J.P. Morgan Commercial Mortgage Finance Corp. sequential pay:
Series 1998-C6 Class A3, 6.613% 1/15/30	7,497,758	7,561,730
Series 1999-C7 Class A2, 6.507% 10/15/35	4,749,649	4,809,988
JPMorgan Chase Commercial Mortgage Securities Corp. sequential pay Series 2005-LDP2 Class A2, 4.575% 7/15/42	3,740,000	3,586,512
LB Commercial Conduit Mortgage Trust:
Series 1998-C1 Class B, 6.59% 2/18/30	800,000	808,060
Series 1999-C1 Class B, 6.93% 6/15/31	3,854,000	3,973,887
LB-UBS Commercial Mortgage Trust:
sequential pay:
Series 2001-C3 Class A1, 6.058% 6/15/20	7,013,089	7,067,524
Commercial Mortgage Securities - continued
	Principal Amount	Value
LB-UBS Commercial Mortgage Trust: - continued
sequential pay:
Series 2003-C5 Class A2, 3.478% 7/15/27	$ 1,000,000	$ 958,463
Series 2006-C3 Class A3 5.689% 3/15/32	10,500,000	10,399,789
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (a)	5,900,000	5,129,608
Merrill Lynch-CFC Commercial Mortgage Trust sequential pay Series 2006-1 CLass A3, 5.671% 2/12/39	3,475,000	3,415,799
Morgan Stanley Capital I, Inc.:
sequential pay Series 1999-WF1 Class A2, 6.21% 11/15/31	1,440,545	1,452,178
Series 1999-RM1 Class E, 6.9861% 12/15/31 (d)	824,000	847,997
Series 2006-HQ8 Class A3, 5.4413% 3/12/16 (d)	5,075,000	4,971,340
Morgan Stanley Dean Witter Capital I Trust Series 2003-HQ2 Class X2, 1.393% 3/12/35 (a)(d)(f)	32,701,197	1,626,888
Salomon Brothers Mortgage Securities VII, Inc. sequential pay Series 2000-C3 Class A2, 6.592% 12/18/33	5,060,000	5,195,875
Thirteen Affiliates of General Growth Properties, Inc.:
sequential pay Series 1 Class A2, 6.602% 11/15/07 (a)	12,680,000	12,821,647
Series 1:
Class D2, 6.992% 11/15/07 (a)	13,890,000	14,073,391
Class E2, 7.224% 11/15/07 (a)	8,260,000	8,387,438
Trizechahn Office Properties Trust Series 2001-TZHA:
Class C4, 6.893% 5/15/16 (a)	4,300,000	4,476,742
Class E3, 7.253% 3/15/13 (a)	3,100,716	3,158,820
Wachovia Bank Commercial Mortgage Trust sequential pay Series 2006-C24 Class A2, 5.506% 3/15/45	18,670,000	18,456,516
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $287,942,308)		281,714,440
Foreign Government and Government Agency Obligations - 0.6%

Israeli State 4.625% 6/15/13	5,305,000	4,890,494
United Mexican States:
5.875% 1/15/14	8,220,000	7,973,400
6.75% 9/27/34	18,530,000	17,881,450
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $31,757,565)		30,745,344
Fixed-Income Funds - 19.1%
	Shares	Value
Fidelity Ultra-Short Central Fund (e) (Cost $923,005,953)	9,277,160	$ 922,706,334
Preferred Securities - 0.1%
	Principal Amount
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 1 Ltd. 6.346% (d)	$ 7,065,000	6,943,584
TOTAL PREFERRED SECURITIES (Cost $7,065,000)		6,943,584
Cash Equivalents - 5.4%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations) in a joint trading account at 5.3%, dated 6/30/06 due 7/3/06 (Cost $262,517,000)	$ 262,632,921	262,517,000
TOTAL INVESTMENT PORTFOLIO - 122.1% (Cost $5,992,670,164)		5,909,600,534
NET OTHER ASSETS - (22.1)%		(1,070,225,619)
NET ASSETS - 100%		$ 4,839,374,915
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon default event of Morgan Stanley ABS Capital I, Inc., par value of the proportional notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class B3, 7.2913% 9/25/34

	Oct. 2034	$ 1,100,000	$ 18,647
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.3% and pay to Morgan Stanley, Inc. upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 7.6913% 11/25/34

	Dec. 2034	$ 1,160,000	$ 22,606
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7 Class B3, 7.6913% 8/25/34	Sept. 2034	1,026,000	23,335
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7 Class B3, 7.6913% 7/25/34	August 2034	1,026,000	21,981
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34	Oct. 2034	1,026,000	24,689
Receive monthly notional amount multiplied by .82% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	1,026,000	5,695
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	1,026,000	5,340
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	1,026,000	6,414
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35

	June 2035	$ 940,000	$ 7,904
Receive monthly notional amount multiplied by 1.65% and pay Goldman Sachs upon default event of Fieldstone Mortgage Investment Corp., par value of the notional amount of Fieldstone Mortgage Investment Corp. Series 2004-2 Class M5, 6.3413% 7/25/34	August 2034	778,000	6,659
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	1,026,000	10,271
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon default event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	142,922	687
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34	March 2034	779,000	3,560
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34	Feb. 2034	242,146	605
Receive monthly notional amount multiplied by 2.7% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.41% 5/25/35	June 2035	3,525,000	15,915
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon default event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35

	March 2035	$ 2,555,000	$ 23,988
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon default event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	1,026,000	12,972
Receive quarterly notional amount multipled by .40% and pay Goldman Sachs, upon default event of one of the issues of Dow Jones CDX N.A. Investment Grade 6 Index, par value of the proportional notional amount (c)	June 2011	21,000,000	(4,410)
Receive quarterly notional amount multiplied by .30% and pay Deutsche Bank upon default event of Entergy Corp., par value of the notional amount of Entergy Corp. 7.75% 12/15/09	March 2008	5,815,000	6,862
Receive quarterly notional amount multiplied by .30% and pay Goldman Sachs upon default event of Entergy Corp., par value of the notional amount of Entergy Corp. 7.75% 12/15/09	March 2008	4,215,000	4,974
Receive quarterly notional amount multiplied by .31% and pay Deutsche Bank upon default of Altria Group, Inc., par value of the notional amount of Altria Group 7% 11/4/13	June 2008	32,630,000	(10,115)
Receive quarterly notional amount multiplied by .34% and pay Goldman Sachs upon default event of Duke Energy Corp. par value of the notional amount of Duke Energy Corp. 6.25% 1/15/12	March 2011	5,800,000	18,038
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon default event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10	Sept. 2010	3,700,000	11,544
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive quarterly notional amount multiplied by .38% and pay Bank of America upon default event of Pacific Gas & Electric Co., par value of the notional amount of Pacific Gas & Electric Co. 4.8% 3/1/14

	March 2011	$ 5,800,000	$ 28,826
Receive quarterly notional amount multiplied by .40% and pay Lehman Brothers, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 6 Index, par value of the proportional notional amount (c)	June 2011	33,200,000	(6,972)
Receive quarterly notional amount multiplied by .48% and pay Goldman Sachs upon default event of TXU Energy Co. LLC, par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Sept. 2008	10,000,000	41,300
Receive semi-annually notional amount multiplied by .5% and pay Credit Suisse First Boston upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30	June 2008	9,734,000	1,947
Receive semi-annually notional amount multiplied by .5% and pay Deutsche Bank upon default event of Russian Federation, par value of Russian Federation 5% 3/31/30	June 2008	5,605,000	561
Receive semi-annually notional amount multiplied by .53% and pay Credit Suisse First Boston upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30	June 2008	6,500,000	4,940
Receive semi-annually notional amount multiplied by .625% and pay Deutsche Bank upon default event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	May 2011	26,395,000	(170,248)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive semi-annually notional amount multiplied by .665% and pay Deutsche Bank upon default event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	May 2011	$ 10,000,000	$ (47,600)
Receive semi-annually notional amount multiplied by .735% and pay Deutsche Bank upon default event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	May 2011	6,100,000	(10,919)
TOTAL CREDIT DEFAULT SWAPS		205,924,068	79,996
Interest Rate Swaps
Receive quarterly a fixed rate equal to 5.13% and pay quarterly a floating rate based on 3-month LIBOR with Citibank	March 2009	92,105,000	94,868
Receive semi-annually a fixed rate equal to 4.745% and pay quarterly a floating rate based on 3-month LIBOR with UBS	Jan. 2011	20,000,000	(490,600)
Receive semi-annually a fixed rate equal to 4.921% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Dec. 2008	98,500,000	(1,547,435)
Receive semi-annually a fixed rate equal to 5.2075% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	March 2011	110,000,000	(557,700)
Receive semi-annually a fixed rate equal to 5.32125% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2011	125,000,000	(1,606,250)
TOTAL INTEREST RATE SWAPS		445,605,000	(4,107,117)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 25 basis points with Citibank	Oct. 2006	$ 20,000,000	$ (17,915)
Receive quarterly a return equal to Banc of America Securities LLC AAA 10 Yr Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 15 basis points with Bank of America	August 2006	14,000,000	(110,417)
TOTAL TOTAL RETURN SWAPS		34,000,000	(128,332)
		$ 685,529,068	$ (4,155,453)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $266,004,147 or 5.5% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Dow Jones CDX N.A. Investment Grade 6 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each fixed-income central fund, as of the investing fund's report date, is available upon request or at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the fixed-income central fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(g) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(h) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $1,210,053.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Ultra-Short Central Fund	$ 23,273,697

Additional information regarding the fund's fiscal year to date purchases and sales, including the ownership percentage, of the following fixed income Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 471,904,052	$ 450,981,371	$ -	$ 922,706,334	13.1%
Income Tax Information

At June 30, 2006, the aggregate cost of investment securities for income tax purposes was $5,986,613,278. Net unrealized depreciation aggregated $77,012,744, of which $14,824,619 related to appreciated investment securities and $91,837,363 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Directors to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Floating Rate
Central Investment Portfolio

June 30, 2006

FR1-QTLY-0806

1.816012.102

Investments June 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Floating Rate Loans (d) - 79.7%
	Principal Amount	Value
Aerospace - 1.1%
DRS Technologies, Inc. term loan 6.6526% 1/31/13 (c)	$ 6,254,325	$ 6,254,325
Mid-Western Aircraft Systems, Inc. Tranche B, term loan 7.3183% 12/31/11 (c)	1,376,100	1,384,701
Transdigm, Inc. term loan 7.4488% 6/23/13 (c)	5,940,000	5,940,000
		13,579,026
Air Transportation - 1.1%
Delta Air Lines, Inc. Tranche B, term loan 10.0225% 3/16/08 (c)	1,030,000	1,048,025
UAL Corp.:
Tranche B, term loan 8.625% 2/1/12 (c)	5,250,000	5,309,063
Tranche DD, term loan 9.125% 2/1/12 (c)	750,000	758,438
US Airways Group, Inc. term loan 8.9988% 3/31/11 (c)	6,970,000	6,996,138
		14,111,664
Automotive - 2.4%
AM General LLC Tranche B1, term loan 9.6758% 11/1/11 (c)	3,443,590	3,495,244
Dana Corp. term loan 7.65% 4/13/08 (c)	1,710,000	1,710,000
Delphi Corp. Tranche B, term loan 8.0625% 10/8/07 (c)	5,510,000	5,565,100
Federal-Mogul Financing Trust term loan 7.1875% 12/9/06 (c)	1,300,000	1,306,500
Goodyear Tire & Rubber Co.:
Tranche 1, Credit-Linked Deposit 6.577% 4/30/10 (c)	2,060,000	2,060,000
Tranche 2, term loan 7.9544% 4/30/10 (c)	1,480,000	1,483,700
Travelcenters of America, Inc. Tranche B, term loan 7.0225% 12/1/11 (c)	7,877,256	7,847,716
TRW Automotive Holdings Corp. Tranche B, term loan 6.25% 6/30/12 (c)	2,749,780	2,742,905
Visteon Corp. term loan 8.18% 6/13/13 (c)	4,000,000	3,995,000
		30,206,165
Broadcasting - 0.9%
Entravision Communication Corp. term loan 6.49% 3/29/13 (c)	3,980,000	3,970,050
Gray Television, Inc. Tranche B, term loan 7.01% 11/22/12 (c)	823,677	821,618
Nexstar Broadcasting, Inc. Tranche B, term loan 6.28% 10/1/12 (c)	5,615,574	5,601,535
Spanish Broadcasting System, Inc. Tranche 1, term loan 7.25% 6/10/12 (c)	1,555,313	1,553,368
		11,946,571
Floating Rate Loans (d) - continued
	Principal Amount	Value
Building Materials - 0.6%
Contech Construction Products, Inc., Ohio term loan 7.1759% 2/9/13 (c)	$ 578,550	$ 578,550
Masonite International Corp. term loan 7.111% 4/5/13 (c)	3,441,549	3,402,832
NCI Building Systems, Inc. Tranche B, term loan 6.71% 6/18/10 (c)	488,727	488,727
Quality Home Brands Holdings LLC Tranche 1, term loan 8.1394% 12/20/12 (c)	2,990,000	2,997,475
		7,467,584
Cable TV - 7.6%
Adelphia Communications Corp. Tranche B, term loan 7.3125% 8/7/06 (c)	9,450,000	9,450,000
Cebridge Connections, Inc. Tranche 2, term loan 10.1294% 10/30/07 (c)	3,000,000	2,977,500
Century Cable Holdings LLC Tranche B, term loan 10.25% 6/30/09 (c)	3,000,000	2,865,000
Charter Communications Operating LLC Tranche B, term loan 7.755% 4/28/13 (c)	12,000,000	12,015,000
CSC Holdings, Inc. Tranche B, term loan 7.0345% 3/29/13 (c)	28,927,500	28,746,703
DIRECTV Holdings LLC Tranche B, term loan 6.7944% 4/13/13 (c)	7,241,713	7,232,661
Liberty Cablevision of Puerto Rico LTC term loan 7.4806% 3/1/13 (c)	1,496,250	1,496,250
NTL Cable PLC term loan 10.3% 3/3/07 (c)	8,800,000	8,789,000
San Juan Cable, Inc. Tranche 1, term loan 7.2518% 10/31/12 (c)	5,519,781	5,512,881
UPC Broadband Holding BV:
Tranche J2, term loan 7.1077% 3/31/13 (c)	6,470,000	6,445,738
Tranche K2, term loan 7.1077% 12/31/13 (c)	6,470,000	6,445,738
Wide Open West Finance LLC Tranche 1, term loan 7.42% 4/28/13 (c)	3,390,000	3,398,475
		95,374,946
Capital Goods - 1.3%
Alliance Laundry Systems LLC term loan 7.4% 1/27/12 (c)	1,750,000	1,750,000
Amsted Industries, Inc.:
term loan 7.0693% 4/5/13 (c)	3,643,257	3,643,257
Tranche DD, term loan 4/5/13 (e)	2,333,333	2,312,917
Chart Industries, Inc. Tranche B, term loan 7.1875% 10/17/12 (c)	410,833	410,833
Flowserve Corp. term loan 7.2276% 8/10/12 (c)	1,200,307	1,201,808
Hexcel Corp. Tranche B, term loan 6.8125% 3/1/12 (c)	369,066	369,066
Floating Rate Loans (d) - continued
	Principal Amount	Value
Capital Goods - continued
Mueller Group, Inc. term loan 7.4655% 10/3/12 (c)	$ 507,761	$ 508,396
NACCO Materials Handling Group, Inc. term loan 7.2058% 3/21/13 (c)	2,400,000	2,397,000
Sensata Technologies BV term loan 6.86% 4/27/13 (c)	2,735,000	2,711,069
Walter Industries, Inc. term loan 7.0638% 10/3/12 (c)	520,046	519,396
Wastequip, Inc. Tranche B1, term loan 7.7488% 7/15/11 (c)	958,917	958,917
		16,782,659
Chemicals - 1.5%
Basell USA, Inc.:
Tranche B2, term loan 7.7269% 8/1/13 (c)	190,000	191,425
Tranche C2, term loan 8.2269% 8/1/14 (c)	190,000	191,425
Celanese Holding LLC term loan 7.4988% 4/6/11 (c)	2,309,963	2,312,850
Hexion Specialty Chemicals, Inc. term loan 7.5514% 5/5/13 (c)	5,000,000	5,000,000
Huntsman International LLC Tranche B, term loan 7.0444% 8/16/12 (c)	1,392,008	1,385,048
INEOS US Finance:
Tranche B, term loan 7.3392% 1/31/13 (c)	1,520,000	1,525,700
Tranche C, term loan 7.8392% 1/31/14 (c)	1,520,000	1,525,700
ISP Chemco, Inc. Tranche B, term loan 6.9375% 2/16/13 (c)	3,000,000	3,000,000
PQ Corp. term loan 7.5% 2/11/12 (c)	3,258,750	3,250,603
Solutia, Inc. Tranche B, term loan 8.72% 3/31/07 (c)	1,080,000	1,082,700
		19,465,451
Consumer Products - 1.6%
Central Garden & Pet Co. Tranche B, term loan 6.5217% 9/12/12 (c)	2,633,400	2,623,525
Fender Musical Instrument Corp. Tranche B1, term loan 7.3696% 3/30/12 (c)	677,030	678,722
NPI Merger Corp. term loan 7.265% 4/26/13 (c)	6,184,500	6,184,500
Simmons Bedding Co. Tranche D, term loan 7.3626% 12/19/11 (c)	4,605,046	4,616,559
Sports Authority, Inc. Tranche B, term loan 7.7488% 5/3/13 (c)	5,905,000	5,882,856
		19,986,162
Consumer Services - 0.4%
Affinion Group, Inc. Tranche B, term loan 7.9247% 10/17/12 (c)	4,878,049	4,890,244
Floating Rate Loans (d) - continued
	Principal Amount	Value
Containers - 1.1%
Crown Holdings, Inc. Tranche B, term loan 6.9488% 11/15/12 (c)	$ 11,350,000	$ 11,321,625
Graham Packaging Holdings Co. Tranche B, term loan 7.375% 10/4/11 (c)	518,684	518,684
Owens-Brockway Glass Container, Inc. Tranche B, term loan 6.9488% 6/14/13 (c)(e)	2,310,000	2,310,000
		14,150,309
Diversified Financial Services - 1.4%
Advantage Sales & Marketing LLC term loan 7.22% 3/29/13 (c)	2,274,300	2,251,557
AWAS Aviation Acquisitions Ltd.:
Tranche 1, term loan 7.25% 3/15/13 (c)	2,902,234	2,829,678
Tranche 2, term loan 11.3892% 3/15/13 (c)	1,505,352	1,505,352
LPL Holdings, Inc. Tranche B, term loan 8.6653% 6/28/13 (c)	3,980,000	4,009,850
Newkirk Master LP Tranche B, term loan 6.8338% 8/11/08 (c)	501,297	500,670
The NASDAQ Stock Market, Inc.:
Tranche B, term loan 6.975% 4/18/12 (c)	4,420,205	4,420,205
Tranche C, term loan 6.9833% 4/18/12 (c)	2,562,295	2,562,295
		18,079,607
Diversified Media - 1.1%
LBI Media, Inc. Tranche B, term loan 6.7631% 5/8/12 (c)	428,925	426,780
Muzak Holdings LLC term loan LIBOR + 4.75% 4/15/08 (c)	5,000,000	5,037,500
NextMedia Operating, Inc.:
Tranche 1, term loan 7.2142% 11/18/12 (c)	616,900	614,587
Tranche 2, term loan 9.75% 11/18/13 (c)	3,000,000	3,030,000
Quebecor Media, Inc. Tranche B, term loan 7.0683% 1/17/13 (c)	2,573,550	2,570,333
R.H. Donnelley Corp.:
Tranche A4, term loan 6.5474% 12/31/09 (c)	623,732	615,935
Tranche D1, term loan 6.9224% 6/30/11 (c)	1,502,374	1,489,228
		13,784,363
Electric Utilities - 3.9%
Covanta Energy Corp. Tranche 1:
Credit-Linked Deposit 8.46% 6/24/12 (c)	3,142,782	3,146,710
term loan 7.695% 6/24/12 (c)	2,252,122	2,254,938
Dynegy Holdings, Inc.:
term loan 6.96% 4/19/12 (c)	6,000,000	5,992,500
Tranche B, term loan 6.97% 1/31/12 (c)	6,000,000	5,992,500
Floating Rate Loans (d) - continued
	Principal Amount	Value
Electric Utilities - continued
LSP Gen Finance Co. LLC:
Tranche 2, term loan 8.9988% 5/4/14 (c)	$ 480,000	$ 482,400
Tranche B1, term loan 7.2488% 4/13/13 (c)(e)	4,660,000	4,636,700
Mirant North America LLC/Mirant North America Finance Corp. term loan 7.1% 1/3/13 (c)	4,109,350	4,093,940
NRG Energy, Inc.:
Credit-Linked Deposit 7.4988% 2/1/13 (c)	1,856,631	1,854,310
term loan 7.2306% 2/1/13 (c)	8,123,011	8,138,241
Plum Point Energy Association LLC:
Credit-Linked Deposit 8.7488% 3/14/14 (c)	971,429	978,714
term loan 8.7488% 3/14/14 (c)	3,578,383	3,587,329
Primary Energy Finance LLC term loan 7.35% 8/24/12 (c)	2,628,225	2,624,940
Reliant Energy, Inc.:
term loan 7.465% 4/30/10 (c)	361,957	361,957
Tranche B2, term loan 7.6546% 4/30/10 (c)	2,370,792	2,367,828
Thermal North America, Inc. term loan 7.25% 10/12/13 (c)	3,110,992	3,095,437
		49,608,444
Energy - 4.3%
Alon USA, Inc. term loan 7.9063% 6/9/13 (c)	2,180,000	2,190,900
Boart Longyear Holdings, Inc. Tranche 1, term loan 8.5% 7/28/12 (c)	4,769,075	4,780,998
Citgo Petroleum Corp. Tranche B, term loan 6.7481% 11/15/12 (c)	1,840,750	1,829,245
Coffeyville Resources LLC:
Credit-Linked Deposit 7.9% 7/8/11 (c)	704,000	704,000
Tranche B1, term loan 7.9456% 7/8/12 (c)	1,048,100	1,048,100
Eagle Rock Gas Gathering & Processing Ltd. term loan 7.49% 12/1/12 (c)	2,992,500	3,018,684
El Paso Corp.:
Credit-Linked Deposit 8.1581% 11/22/09 (c)	10,000,000	10,062,500
term loan 8.25% 11/22/09 (c)	784,553	791,418
Helix Energy Solutions Group, Inc. term loan 7.4973% 5/9/13 (c)	5,000,000	4,987,500
Key Energy Services, Inc. Tranche B, term loan 8.4% 6/30/12 (c)	4,208,850	4,229,894
LB Pacific LP term loan 7.9457% 3/3/12 (c)	3,950,000	3,950,000
Petroleum Geo-Services ASA term loan 8.7323% 12/16/12 (c)	2,138,056	2,138,056
Floating Rate Loans (d) - continued
	Principal Amount	Value
Energy - continued
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 7.6238% 10/31/12 (c)	$ 1,677,696	$ 1,694,473
term loan:
7.3266% 10/31/12 (c)	6,937,973	7,007,353
7.4769% 10/31/07 (c)	1,000,000	1,000,000
Universal Compression, Inc. term loan 7% 2/15/12 (c)	1,047,550	1,046,241
Vulcan/Plains Resources, Inc. term loan 6.6894% 8/12/11 (c)	521,813	521,813
W&T Offshore, Inc. Tranche B, term loan 5/26/10 (e)	3,120,000	3,116,100
		54,117,275
Entertainment/Film - 1.1%
AMC Entertainment, Inc. term loan 7.475% 1/26/13 (c)	1,930,300	1,937,539
MGM Holdings II, Inc. Tranche B, term loan 7.7488% 4/8/12 (c)	8,528,625	8,560,607
Regal Cinemas Corp. term loan 7.2229% 11/10/10 (c)	3,990,408	3,990,408
		14,488,554
Environmental - 1.5%
Allied Waste Industries, Inc.:
term loan 6.7593% 1/15/12 (c)	9,725,875	9,677,246
Tranche A, Credit-Linked Deposit 6.8464% 1/15/12 (c)	2,999,511	2,984,513
EnergySolutions, Inc.:
Credit-Linked Deposit 7.46% 6/7/13 (c)	157,233	157,822
term loan 7.7591% 6/7/13 (c)	4,842,767	4,860,928
Wastequip, Inc. Tranche B, term loan 7/15/11 (e)	710,000	710,000
		18,390,509
Food and Drug Retail - 0.3%
SUPERVALU, Inc. Tranche B, term loan 7.0625% 6/2/12 (c)	3,290,000	3,277,663
Food/Beverage/Tobacco - 3.2%
Bolthouse Farms, Inc. Tranche 1, term loan 7.8125% 12/16/12 (c)	5,659,081	5,687,377
Centerplate, Inc. term loan 8.3629% 10/1/10 (c)	4,870,800	4,913,420
Commonwealth Brands, Inc. term loan 7.4375% 12/22/12 (c)	2,860,000	2,870,725
Constellation Brands, Inc. Tranche B, term loan 6.7865% 6/5/13 (c)	7,000,000	7,017,500
Del Monte Corp. Tranche B, term loan 6.6538% 2/8/12 (c)	1,480,000	1,483,700
Floating Rate Loans (d) - continued
	Principal Amount	Value
Food/Beverage/Tobacco - continued
Mafco Worldwide Corp. term loan 7.4142% 12/8/11 (c)	$ 3,335,547	$ 3,335,547
Michael Foods, Inc. Tranche B, term loan 7.514% 11/21/10 (c)	130,000	130,000
Reynolds American, Inc. Tranche B, term loan 7.2561% 5/31/12 (c)	15,000,000	15,000,000
		40,438,269
Gaming - 1.2%
Ameristar Casinos, Inc. term loan 6.7269% 11/10/12 (c)	567,150	565,023
BLB Worldwide Holdings, Inc.:
Tranche 1, term loan 6.99% 6/30/12 (c)	3,831,300	3,814,557
Tranche 2, term loan 8.74% 7/18/11 (c)	1,360,000	1,360,000
Green Valley Ranch Gaming LLC term loan 7.2488% 12/17/11 (c)	2,159,613	2,159,613
Herbst Gaming, Inc. term loan 7.113% 1/7/11 (c)	395,000	395,494
Isle of Capri Casinos, Inc. term loan 6.7664% 2/4/11 (c)	197,000	197,246
Pinnacle Entertainment, Inc. Tranche B, term loan 7.3% 12/14/11 (c)	360,000	361,350
Venetian Casino Resort LLC Tranche B, term loan 7.25% 6/15/11 (c)	5,908,547	5,879,004
		14,732,287
Healthcare - 8.7%
Accellent, Inc. term loan 7.23% 11/22/12 (c)	2,905,400	2,890,873
AmeriPath, Inc. Tranche B, term loan 7.39% 10/31/12 (c)	518,700	518,052
AMR HoldCo, Inc./EmCare HoldCo, Inc. term loan 7.2532% 2/7/12 (c)	2,234,804	2,234,804
Community Health Systems, Inc. term loan 6.97% 8/19/11 (c)	5,919,773	5,912,374
CONMED Corp. Tranche B, term loan 7.03% 4/12/13 (c)	618,450	618,450
CRC Health Group, Inc. term loan 7.7488% 2/6/13 (c)	1,037,400	1,032,213
DaVita, Inc. Tranche B, term loan 7.1305% 10/5/12 (c)	11,914,095	11,928,987
DJ Orthopedics, Inc. Tranche B, term loan 6.6814% 4/7/13 (c)	418,950	417,903
Fresenius Medical Care Holdings, Inc. Tranche B, term loan 6.6659% 3/31/12 (c)	17,955,000	17,730,563
Genoa Healthcare Group LLC Tranche 1, term loan 8.4394% 8/4/12 (c)	1,313,562	1,323,414
Floating Rate Loans (d) - continued
	Principal Amount	Value
Healthcare - continued
Golden Gate National Senior Care LLC Tranche 1, term loan 7.9622% 3/14/11 (c)	$ 5,256,825	$ 5,269,967
HealthSouth Corp. term loan 8.52% 3/10/13 (c)	15,000,000	15,018,750
LifeCare Holdings, Inc. term loan 7.6% 8/11/12 (c)	3,241,834	3,095,952
LifePoint Hospitals, Inc. Tranche B, term loan 6.905% 4/15/12 (c)	3,064,304	3,048,982
Multiplan, Inc. term loan 7.4988% 4/12/13 (c)	5,765,906	5,737,076
National Mentor, Inc.:
Credit-Linked Deposit 7.84% 6/27/13 (c)	282,143	282,848
Tranche B, term loan 7.85% 6/27/13 (c)	4,717,857	4,729,652
National Renal Institutes, Inc. term loan 7.4738% 3/31/13 (c)	4,444,000	4,432,890
Per-Se Technologies, Inc. Tranche B, term loan 7.4636% 1/6/13 (c)	3,540,230	3,531,379
Psychiatric Solutions, Inc. term loan 6.91% 7/1/12 (c)	510,769	510,131
Quintiles Transnational Corp. Tranche B, term loan 7.5% 3/31/13 (c)	4,987,500	4,975,031
Renal Advantage, Inc. Tranche B, term loan 7.8442% 9/30/12 (c)	3,502,400	3,519,912
Team Health, Inc. term loan 7.6938% 11/22/12 (c)	4,815,800	4,833,859
U.S. Oncology, Inc. Tranche C, term loan 7.9375% 8/20/11 (c)	550,000	552,063
Vicar Operating, Inc. term loan 6.875% 5/16/11 (c)	5,555,395	5,555,395
		109,701,520
Homebuilding/Real Estate - 3.3%
Capital Automotive (REIT) Tranche B, term loan 6.86% 12/16/10 (c)	11,999,407	11,969,409
General Growth Properties, Inc. Tranche A1, term loan 6.56% 2/24/10 (c)	10,000,000	9,862,500
Lion Gables Realty LP term loan 6.8838% 9/30/06 (c)	1,846,437	1,844,129
LNR Property Corp. Tranche B, term loan 8.1321% 2/3/08 (c)	2,876,147	2,876,147
Maguire Properties, Inc. Tranche B, term loan 7.0855% 3/15/10 (c)	3,688,889	3,688,889
North Las Vegas/Olympia Group Tranche 1, term loan 8.2488% 5/9/11 (c)	2,144,625	2,144,625
Shea Mountain House LLC Tranche B, term loan 7.09% 5/11/11 (c)	2,430,000	2,405,700
Trizec Properties, Inc. term loan 6.65% 5/2/07 (c)	6,280,000	6,272,150
		41,063,549
Floating Rate Loans (d) - continued
	Principal Amount	Value
Hotels - 0.1%
Hilton Hotels Corp. Tranche B, term loan 6.694% 2/22/13 (c)	$ 1,795,000	$ 1,777,050
Leisure - 1.2%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 8.4548% 6/8/12 (c)	2,992,500	3,003,722
Century Theaters, Inc. Tranche B, term loan 7.1056% 3/1/13 (c)	870,000	871,088
Easton Bell Sports, Inc. Tranche B, term loan 6.8139% 3/16/12 (c)	2,448,875	2,445,814
London Arena & Waterfront Finance LLC Tranche A, term loan 8.7825% 3/8/12 (c)	3,620,925	3,639,030
Mega Bloks, Inc. Tranche B, term loan 6.9898% 7/26/12 (c)	436,700	436,700
Southwest Sports Group, Inc. Tranche B, term loan 7.8022% 12/22/10 (c)	5,000,000	4,975,000
		15,371,354
Metals/Mining - 1.2%
Alpha National Resources LLC/Alpha National Resources Capital Corp. Tranche B, term loan 7.2488% 10/26/12 (c)	1,164,150	1,159,784
Compass Minerals Tranche B, term loan 6.9099% 12/22/12 (c)	5,966,097	5,951,181
John Maneely Co. term loan 8.09% 3/24/13 (c)	640,000	643,200
Murray Energy Corp. Tranche 1, term loan 8.35% 1/28/10 (c)	493,750	501,156
Novelis, Inc. term loan 7.38% 1/7/12 (c)	2,455,190	2,458,259
Peabody Energy Corp. term loan 6.125% 3/21/10 (c)	4,864,002	4,851,842
		15,565,422
Paper - 2.4%
Georgia-Pacific Corp.:
Tranche 2, term loan 8.3% 12/23/13 (c)	10,000,000	10,087,500
Tranche B1, term loan 7.3394% 12/23/12 (c)	11,944,987	11,930,056
Smurfit-Stone Container Enterprises, Inc.:
Credit-Linked Deposit 7.0793% 11/1/10 (c)	655,111	655,111
Tranche B, term loan 7.5424% 11/1/11 (c)	3,399,714	3,399,714
Tranche C, term loan 7.4594% 11/1/11 (c)	1,908,523	1,908,523
Tranche C1, term loan 7.375% 11/1/11 (c)	499,075	500,323
Xerium Technologies, Inc. Tranche B, term loan 7.7488% 5/18/12 (c)	1,463,582	1,458,093
		29,939,320
Floating Rate Loans (d) - continued
	Principal Amount	Value
Publishing/Printing - 1.6%
Cenveo Corp. term loan 7.44% 6/21/13 (c)	$ 1,850,000	$ 1,852,313
Dex Media West LLC/Dex Media West Finance Co.:
Tranche B, term loan 6.7705% 3/9/10 (c)	10,130,714	10,054,734
Tranche B1, term loan 6.7343% 3/10/10 (c)	4,261,141	4,229,182
Newspaper Holdings, Inc. Tranche B, term loan 6.9375% 8/24/12 (c)	370,000	367,225
PRIMEDIA, Inc. Tranche B, term loan 7.38% 9/30/13 (c)	3,138,300	3,099,071
		19,602,525
Railroad - 1.2%
Helm Holding Corp. Tranche 1, term loan 7.66% 7/8/11 (c)	1,170,947	1,172,411
Kansas City Southern Railway Co. Tranche B, term loan 7.0249% 4/28/13 (c)	11,242,590	11,256,643
RailAmerica, Inc. term loan 7.25% 9/29/11 (c)	2,911,411	2,911,411
		15,340,465
Restaurants - 2.4%
Arby's Restaurant Group, Inc. Tranche B, term loan 7.6462% 7/25/12 (c)	3,669,677	3,651,329
Burger King Corp. Tranche B1, term loan 7% 6/30/12 (c)	3,061,723	3,054,069
Del Taco Tranche B, term loan 7.75% 3/29/13 (c)	5,941,180	5,926,327
Domino's, Inc. term loan 6.9781% 6/25/10 (c)	4,679,554	4,679,554
El Pollo Loco, Inc. Tranche B, term loan LIBOR + 2.25% 7/1/13 (c)	2,550,000	2,550,000
Jack in the Box, Inc. term loan 6.613% 1/8/11 (c)	3,094,007	3,086,272
Landry's Seafood Restaurants, Inc. term loan 6.86% 12/28/10 (c)	4,435,430	4,435,430
NPC International, Inc. term loan 6.8916% 5/3/13 (c)	2,529,333	2,513,525
		29,896,506
Services - 4.8%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. term loan 6.35% 4/19/12 (c)	12,220,000	12,113,075
Coinmach Corp. Tranche B1, term loan 7.719% 12/19/12 (c)	5,939,003	5,953,851
Coinstar, Inc. term loan 7.03% 7/1/11 (c)	751,473	755,230
DynCorp term loan 8.0631% 2/11/11 (c)	3,475,000	3,475,000
Education Management LLC/Education Management Finance Corp. Tranche B, term loan 7.625% 5/23/13 (c)	5,000,000	5,025,000
Floating Rate Loans (d) - continued
	Principal Amount	Value
Services - continued
Hertz Corp.:
Credit-Linked Deposit 7.6744% 12/21/12 (c)	$ 666,667	$ 668,333
Tranche B, term loan 7.4142% 12/21/12 (c)	4,755,754	4,767,643
Tranche DD, term loan 12/21/12 (e)	554,848	554,848
Iron Mountain, Inc.:
term loan 6.9488% 4/2/11 (c)	4,925,000	4,925,000
Tranche C, term loan 7% 4/2/11 (c)	3,684,643	3,675,432
Rural/Metro Corp.:
Credit-Linked Deposit 7.2375% 3/4/11 (c)	2,671,273	2,677,951
term loan 7.4924% 3/4/11 (c)	4,687,225	4,698,943
Sedgwick CMS Holdings, Inc. Tranche B, term loan 7.4973% 1/31/13 (c)	1,293,500	1,288,649
United Rentals, Inc.:
term loan 7.35% 2/14/11 (c)	2,815,179	2,811,661
Tranche B, Credit-Linked Deposit 6.75% 2/14/11 (c)	575,996	575,276
US Investigations Services, Inc. term loan 7.92% 10/14/12 (c)	6,412,889	6,412,889
		60,378,781
Shipping - 0.1%
Baker Tanks, Inc.:
term loan 11/23/12 (e)	98,572	98,572
Tranche B, term loan 7.9935% 11/23/12 (c)	817,321	819,364
		917,936
Super Retail - 2.2%
Burlington Coat Factory Warehouse Corp. term loan 7.5298% 5/28/13 (c)	4,987,500	4,856,578
J. Crew Group, Inc. term loan 9.25% 5/15/13 (c)	8,670,000	8,648,325
Neiman Marcus Group, Inc. term loan 7.77% 4/6/13 (c)	4,746,835	4,782,437
The Pep Boys - Manny, Moe & Jack term loan 8.21% 1/27/11 (c)	369,075	372,304
Toys 'R' US, Inc. term loan 8.1091% 12/9/08 (c)	9,000,000	8,910,000
		27,569,644
Technology - 7.1%
Activant Solutions Holdings, Inc. term loan 7.1875% 5/2/13 (c)	4,987,500	4,943,859
Affiliated Computer Services, Inc. term loan 6.7944% 3/20/13 (c)	4,584,481	4,578,751
Eastman Kodak Co. term loan 7.4451% 10/18/12 (c)	2,501,499	2,495,245
Fidelity National Information Solutions, Inc. Tranche B, term loan 6.92% 3/9/13 (c)	5,363,000	5,356,296
Floating Rate Loans (d) - continued
	Principal Amount	Value
Technology - continued
Infor Global Solutions AG:
Tranche 1, term loan 7.8% 4/18/11 (c)	$ 13,000,000	$ 12,983,750
Tranche 2, term loan 12.05% 4/18/12 (c)	3,000,000	3,060,000
iPayment, Inc. term loan 7.6858% 5/10/13 (c)	4,987,500	4,975,031
Nortel Networks Corp. Tranche A, term loan:
7.375% 2/15/07 (c)	10,000,000	9,987,500
7.375% 2/15/07 (c)	3,710,000	3,705,363
ON Semiconductor Corp. Tranche H, term loan 7.75% 12/15/11 (c)	2,955,147	2,951,453
Open Solutions, Inc.:
Tranche 1, term loan 7.78% 6/14/11 (c)	3,111,725	3,131,173
Tranche 2, term loan 11.78% 12/14/11 (c)	2,000,000	2,045,000
SERENA Software, Inc. term loan 7.41% 3/10/13 (c)	4,406,250	4,400,742
SS&C Technologies, Inc. term loan 8% 11/23/12 (c)	2,328,300	2,339,942
SSA Global Technologies, Inc. term loan 7.49% 9/22/11 (c)	2,163,650	2,158,241
SunGard Data Systems, Inc. Tranche B, term loan 7.66% 2/10/13 (c)	14,850,000	14,905,688
Targus Group International, Inc. Tranche 1B, term loan 8.2966% 11/21/12 (c)	4,939,474	4,902,428
UGS Holdings, Inc. Tranche C, term loan 7.35% 3/31/12 (c)	425,724	425,192
		89,345,654
Telecommunications - 5.8%
Alaska Communications Systems Holding term loan:
7.2488% 2/1/12 (c)	7,100,000	7,091,125
7.2488% 2/1/12 (c)	1,000,000	998,750
Crown Castle Operating Co. Tranche B, term loan 7.65% 6/1/14 (c)	17,070,000	17,155,350
Digicel International Finance Ltd. term loan 9.5% 12/31/11 (c)	5,000,000	5,000,000
Intelsat Ltd. term loan 9% 7/28/11 (c)	13,126,054	13,109,647
Knology, Inc. Tranche B, term loan 7.6324% 6/29/10 (c)	1,000,000	1,005,000
Leap Wireless International, Inc. Tranche B, term loan 8.2488% 6/16/13 (c)	4,700,000	4,723,500
Madison River Capital LLC/Madison River Finance Corp. Tranche B1, term loan 7.26% 7/29/12 (c)	1,270,000	1,271,588
NTELOS, Inc. Tranche B1, term loan 7.6% 8/24/11 (c)	5,696,993	5,682,751
Qwest Corp. Tranche A, term loan 10.0019% 6/30/07 (c)	1,600,000	1,625,008
Floating Rate Loans (d) - continued
	Principal Amount	Value
Telecommunications - continued
Trilogy Tranche 1, term loan 9.5% 6/27/12 (c)	$ 5,000,000	$ 5,037,500
Valor Telecommunications Enterprises LLC/Valor Finance Corp. Tranche B, term loan 7.2046% 2/14/12 (c)	773,333	772,367
Windstream Corp. term loan 7.26% 7/17/11 (c)	10,000,000	10,031,250
		73,503,836
Textiles & Apparel - 0.0%
William Carter Co. term loan 6.7015% 6/29/12 (c)	669,619	667,945
TOTAL FLOATING RATE LOANS (Cost $1,008,864,078)		1,005,519,259
Nonconvertible Bonds - 13.5%
Air Transportation - 0.2%
Continental Airlines, Inc. 8.4075% 6/2/13 (c)	3,000,000	3,015,000
Automotive - 4.4%
Ford Motor Credit Co.:
6.12% 11/16/06 (c)	33,000,000	32,980,421
6.3744% 3/21/07 (c)	5,000,000	4,981,500
9.4725% 4/15/12 (c)	5,000,000	5,037,500
General Motors Acceptance Corp.:
6.125% 9/15/06	10,000,000	9,985,230
6.5988% 9/23/08 (c)	3,000,000	2,939,124
		55,923,775
Broadcasting - 0.4%
Paxson Communications Corp. 8.3183% 1/15/12 (a)(c)	5,000,000	5,037,500
Cable TV - 0.2%
EchoStar DBS Corp. 8.24% 10/1/08 (c)	2,500,000	2,531,250
Consumer Products - 0.0%
NPI Merger Corp. 9.23% 10/15/13 (a)(c)	260,000	264,875
Diversified Financial Services - 1.4%
Residential Capital Corp.:
6.1683% 4/17/09 (c)	5,000,000	4,987,145
6.875% 6/29/07 (c)	5,000,000	5,016,170
6.8983% 4/17/09 (a)(c)	7,000,000	6,973,750
		16,977,065
Energy - 2.0%
Stone Energy Corp.:
6.75% 12/15/14	19,762,000	19,762,000
8.24% 7/15/10 (a)(c)	5,000,000	5,000,000
		24,762,000
Nonconvertible Bonds - continued
	Principal Amount	Value
Gaming - 0.4%
Chukchansi Economic Development Authority 8.78% 11/15/12 (a)(c)	$ 5,000,000	$ 5,100,000
Services - 0.0%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 7.576% 5/15/14 (a)(c)	310,000	310,388
Super Retail - 1.8%
AutoNation, Inc. 7.0447% 4/15/13 (a)(c)	3,590,000	3,581,025
GSC Holdings Corp./Gamestop, Inc. 8.865% 10/1/11 (c)	7,000,000	7,210,000
Linens 'n Things, Inc./Linens 'n Things Center, Inc. 10.7019% 1/15/14 (a)(c)	3,000,000	2,820,000
Toys 'R' US, Inc. 6.875% 8/1/06	8,500,000	8,489,375
		22,100,400
Technology - 1.4%
Avago Technologies Finance Ltd. 10.7306% 6/1/13 (a)(c)	5,000,000	5,237,500
Freescale Semiconductor, Inc. 7.8183% 7/15/09 (c)	5,000,000	5,100,000
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 8.5794% 12/15/11 (c)	3,000,000	2,835,000
Nortel Networks Corp. 9.7581% 7/15/11 (a)(c)	3,680,000	3,744,400
SunGard Data Systems, Inc. 9.4306% 8/15/13 (a)(c)	1,090,000	1,144,500
		18,061,400
Telecommunications - 1.3%
Intelsat Ltd. 11.64% 6/15/13 (a)(b)(c)	2,000,000	2,040,000
Intelsat Subsidiary Holding Co. Ltd. 9.6138% 1/15/12 (c)	4,395,000	4,449,938
Qwest Corp. 8.5794% 6/15/13 (c)	2,840,000	3,003,300
Rogers Communications, Inc. 8.4544% 12/15/10 (c)	6,000,000	6,165,000
		15,658,238
TOTAL NONCONVERTIBLE BONDS (Cost $169,743,083)		169,741,891
Cash Equivalents - 12.3%
	Maturity Amount	Value
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 5.3%, dated 6/30/06 due 7/3/06) (Cost $154,698,000)	$ 154,766,311	$ 154,698,000
TOTAL INVESTMENT PORTFOLIO - 105.5% (Cost $1,333,305,161)		1,329,959,150
NET OTHER ASSETS - (5.5)%		(69,241,565)
NET ASSETS - 100%		$ 1,260,717,585
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $41,253,938 or 3.3% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(e) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $8,177,193 and $8,151,936, respectively. The interest rate will be determined at time of settlement.

Income Tax Information

At June 30, 2006, the aggregate cost of investment securities for income tax purposes was $1,333,092,494. Net unrealized depreciation aggregated $3,133,344, of which $2,262,825 related to appreciated investment securities and $5,396,169 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Directors to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® High Income
Central Investment Portfolio 1

June 30, 2006

HP1-QTLY-0806

1.816013.102

Investments June 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 84.3%
	Principal Amount	Value
Convertible Bonds - 0.2%
Technology - 0.2%
Flextronics International Ltd. 1% 8/1/10	$ 1,510,000	$ 1,402,488
Nonconvertible Bonds - 84.1%
Aerospace - 1.8%
Bombardier, Inc. 7.45% 5/1/34 (c)	385,000	321,475
L-3 Communications Corp.:
5.875% 1/15/15	2,135,000	1,996,225
6.375% 10/15/15	1,520,000	1,451,600
7.625% 6/15/12	4,230,000	4,277,588
Primus International, Inc. 11.5% 4/15/09 (c)	3,735,000	4,033,800
		12,080,688
Air Transportation - 1.3%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	3,605,000	3,487,838
6.977% 11/23/22	257,175	243,031
7.377% 5/23/19	263,206	236,885
7.8% 4/1/08	410,000	410,000
8.608% 10/1/12	390,000	401,700
Continental Airlines, Inc.:
7.875% 7/2/18	447,070	437,011
9.558% 9/1/19	759,948	792,246
Continental Airlines, Inc. pass thru trust certificates:
7.566% 9/15/21	457,065	445,638
7.73% 9/15/12	237,007	232,267
9.798% 4/1/21	2,287,807	2,385,039
		9,071,655
Automotive - 5.3%
American Axle & Manufacturing, Inc. 5.25% 2/11/14	390,000	320,775
Ford Motor Credit Co.:
7% 10/1/13	5,415,000	4,683,975
7.25% 10/25/11	4,055,000	3,597,089
9.4725% 4/15/12 (d)	940,000	947,050
10.4863% 6/15/11 (c)(d)	5,767,000	5,824,670
General Motors Acceptance Corp.:
5.125% 5/9/08	1,525,000	1,460,958
5.625% 5/15/09	1,235,000	1,174,683
6.75% 12/1/14	3,280,000	3,017,600
6.875% 9/15/11	3,945,000	3,757,613
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Automotive - continued
General Motors Acceptance Corp.: - continued
8% 11/1/31	$ 9,710,000	$ 9,248,775
Visteon Corp. 7% 3/10/14	2,270,000	1,861,400
		35,894,588
Banks and Thrifts - 1.3%
Western Financial Bank 9.625% 5/15/12	8,060,000	8,856,328
Building Materials - 1.1%
Anixter International, Inc. 5.95% 3/1/15	2,315,000	2,124,013
Goodman Global Holdings, Inc.:
7.875% 12/15/12	675,000	649,688
8.3294% 6/15/12 (d)	1,498,000	1,507,363
Interface, Inc. 9.5% 2/1/14	435,000	451,313
Nortek, Inc. 8.5% 9/1/14	2,350,000	2,267,750
NTK Holdings, Inc. 0% 3/1/14 (b)	875,000	632,188
		7,632,315
Cable TV - 2.5%
Cablevision Systems Corp. 9.62% 4/1/09 (d)	3,560,000	3,755,800
EchoStar DBS Corp.:
5.75% 10/1/08	6,720,000	6,585,600
7.125% 2/1/16 (c)	1,950,000	1,867,125
Insight Midwest LP/Insight Capital, Inc. 10.5% 11/1/10	2,395,000	2,502,775
Kabel Deutschland GmbH 10.625% 7/1/14 (c)	670,000	705,175
NTL Cable PLC 8.75% 4/15/14	1,285,000	1,272,150
		16,688,625
Capital Goods - 3.1%
Amsted Industries, Inc. 10.25% 10/15/11 (c)	3,540,000	3,832,050
Case New Holland, Inc. 7.125% 3/1/14 (c)	2,590,000	2,492,875
Invensys PLC 9.875% 3/15/11 (c)	6,485,000	7,036,225
Leucadia National Corp. 7% 8/15/13	2,790,000	2,734,200
Park-Ohio Industries, Inc. 8.375% 11/15/14	1,920,000	1,718,400
Sensus Metering Systems, Inc. 8.625% 12/15/13	3,235,000	3,154,125
		20,967,875
Chemicals - 3.0%
Chemtura Corp. 6.875% 6/1/16	900,000	873,000
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp.:
Series A, 0% 10/1/14 (b)	2,210,000	1,734,850
Series B, 0% 10/1/14 (b)	1,355,000	1,050,125
Equistar Chemicals LP 7.55% 2/15/26	1,015,000	964,250
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Chemicals - continued
Equistar Chemicals LP/Equistar Funding Corp. 8.75% 2/15/09	$ 1,345,000	$ 1,388,713
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC 9.8183% 7/15/10 (d)	3,525,000	3,577,875
Millennium America, Inc. 7.625% 11/15/26	390,000	332,475
Nalco Co. 7.75% 11/15/11	820,000	811,800
Nell AF Sarl 8.375% 8/15/15 (c)	4,245,000	4,075,200
NOVA Chemicals Corp.:
6.5% 1/15/12	190,000	171,000
7.4% 4/1/09	2,205,000	2,160,900
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12 (c)	3,340,000	3,431,850
		20,572,038
Consumer Products - 0.6%
Jostens Holding Corp. 0% 12/1/13 (b)	3,135,000	2,429,625
Samsonite Corp. 8.875% 6/1/11	1,260,000	1,307,250
		3,736,875
Containers - 1.7%
Ball Corp. 6.625% 3/15/18	1,930,000	1,814,200
Berry Plastics Corp. 10.75% 7/15/12	3,810,000	4,114,800
BWAY Corp. 10% 10/15/10	3,370,000	3,546,925
Graham Packaging Co. LP/GPC Capital Corp. 9.875% 10/15/14	410,000	401,800
Owens-Illinois, Inc.:
7.35% 5/15/08	1,340,000	1,336,650
7.5% 5/15/10	490,000	478,975
		11,693,350
Diversified Financial Services - 0.9%
E*TRADE Financial Corp.:
7.375% 9/15/13	625,000	621,875
7.875% 12/1/15	695,000	708,900
8% 6/15/11	1,820,000	1,856,400
Residential Capital Corp. 6.8983% 4/17/09 (c)(d)	2,820,000	2,809,425
		5,996,600
Diversified Media - 0.9%
Affinion Group, Inc. 11.5% 10/15/15 (c)	1,845,000	1,840,388
LBI Media Holdings, Inc. 0% 10/15/13 (b)	1,330,000	1,090,600
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Diversified Media - continued
LBI Media, Inc. 10.125% 7/15/12	$ 895,000	$ 953,175
Quebecor Media, Inc. 7.75% 3/15/16 (c)	2,110,000	2,078,350
		5,962,513
Electric Utilities - 4.6%
AES Corp.:
9.375% 9/15/10	929,000	989,385
9.5% 6/1/09	3,327,000	3,509,985
AES Gener SA 7.5% 3/25/14	2,915,000	2,922,288
Aquila, Inc. 14.875% 7/1/12	4,555,000	6,023,988
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10	6,110,000	6,110,000
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10	840,000	865,200
Nevada Power Co. 6.65% 4/1/36 (c)	1,940,000	1,794,054
Sierra Pacific Power Co. 6% 5/15/16 (c)	1,540,000	1,486,100
Sierra Pacific Resources 8.625% 3/15/14	1,535,000	1,604,075
TXU Corp. 6.5% 11/15/24	2,410,000	2,135,908
Utilicorp Canada Finance Corp. 7.75% 6/15/11	3,825,000	3,930,188
Utilicorp United, Inc. 9.95% 2/1/11 (d)	36,000	39,960
		31,411,131
Energy - 7.3%
Atlas Pipeline Partners LP/Atlas Pipeline Partners Finance Corp.:
8.125% 12/15/15 (c)	2,305,000	2,305,000
8.125% 12/15/15 (c)	1,090,000	1,090,000
Chaparral Energy, Inc. 8.5% 12/1/15 (c)	2,050,000	2,044,875
Chesapeake Energy Corp.:
6.5% 8/15/17	3,455,000	3,169,963
7.5% 6/15/14	2,055,000	2,049,863
7.75% 1/15/15	1,590,000	1,601,925
El Paso Corp. 7.75% 6/15/10 (c)	2,625,000	2,654,741
Hanover Compressor Co. 8.625% 12/15/10	2,990,000	3,064,750
Hanover Equipment Trust 8.75% 9/1/11	535,000	549,713
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.75% 11/1/15 (c)	2,500,000	2,387,500
10.5% 9/1/10 (c)	2,533,000	2,729,308
Inergy LP/Inergy Finance Corp. 8.25% 3/1/16	1,440,000	1,447,200
Markwest Energy Partners LP/Markwest Energy Finance Corp. 6.875% 11/1/14	1,923,000	1,745,123
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Pacific Energy Partners LP/Pacific Energy Finance Corp. 6.25% 9/15/15	$ 1,360,000	$ 1,319,200
Parker Drilling Co.:
9.625% 10/1/13	2,045,000	2,229,050
9.9806% 9/1/10 (d)	3,445,000	3,531,125
Pogo Producing Co. 6.875% 10/1/17	2,970,000	2,732,400
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)	1,800,000	1,660,500
7.375% 7/15/13	5,235,000	5,156,475
Sonat, Inc. 7.625% 7/15/11	815,000	815,000
Stone Energy Corp. 6.75% 12/15/14	1,090,000	1,090,000
Targa Resources, Inc./Targa Resources Finance Corp. 8.5% 11/1/13 (c)	1,850,000	1,785,250
Williams Companies, Inc. 6.375% 10/1/10 (c)	2,290,000	2,227,025
		49,385,986
Environmental - 0.9%
Allied Waste North America, Inc. 5.75% 2/15/11	2,525,000	2,348,250
Browning-Ferris Industries, Inc. 6.375% 1/15/08	3,795,000	3,761,794
		6,110,044
Food and Drug Retail - 0.2%
Albertsons, Inc. 7.45% 8/1/29	1,350,000	1,159,546
Food/Beverage/Tobacco - 1.3%
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	3,145,000	3,176,450
Reynolds American, Inc.:
6.5% 7/15/10 (c)	2,275,000	2,206,750
7.3% 7/15/15 (c)	1,970,000	1,891,200
Swift & Co.:
10.125% 10/1/09	1,010,000	1,025,150
12.5% 1/1/10	550,000	555,500
		8,855,050
Gaming - 6.6%
Chukchansi Economic Development Authority:
8% 11/15/13 (c)	1,615,000	1,625,094
8.78% 11/15/12 (c)(d)	740,000	754,800
Kerzner International Ltd. 6.75% 10/1/15	5,170,000	5,396,188
Mandalay Resort Group:
9.375% 2/15/10	1,095,000	1,157,963
10.25% 8/1/07	2,485,000	2,578,188
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Gaming - continued
MGM MIRAGE:
6% 10/1/09	$ 4,440,000	$ 4,317,900
6.625% 7/15/15	2,230,000	2,085,050
6.75% 9/1/12	245,000	237,038
6.75% 4/1/13 (c)	1,040,000	999,700
6.875% 4/1/16 (c)	980,000	922,425
Mohegan Tribal Gaming Authority:
6.125% 2/15/13	1,390,000	1,308,338
6.375% 7/15/09	2,240,000	2,189,600
7.125% 8/15/14	840,000	816,900
8% 4/1/12	625,000	637,500
MTR Gaming Group, Inc. 9.75% 4/1/10	1,760,000	1,865,600
Scientific Games Corp. 6.25% 12/15/12	1,950,000	1,823,250
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12	3,210,000	3,109,688
7.25% 5/1/12	1,945,000	1,884,219
Station Casinos, Inc.:
6.625% 3/15/18	1,150,000	1,040,750
6.875% 3/1/16	720,000	673,200
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (b)	1,250,000	850,000
9% 1/15/12	2,920,000	2,978,400
Wheeling Island Gaming, Inc. 10.125% 12/15/09	5,115,000	5,287,631
		44,539,422
Healthcare - 4.8%
CDRV Investors, Inc. 0% 1/1/15 (b)	4,715,000	3,253,350
Concentra Operating Corp.:
9.125% 6/1/12	915,000	947,025
9.5% 8/15/10	2,110,000	2,183,850
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	2,945,000	2,893,463
LifeCare Holdings, Inc. 9.25% 8/15/13	975,000	682,500
Multiplan, Inc. 10.375% 4/15/16 (c)	1,530,000	1,545,300
Omega Healthcare Investors, Inc.:
7% 4/1/14	6,700,000	6,432,000
7% 1/15/16	1,725,000	1,643,063
ResCare, Inc. 7.75% 10/15/13	1,905,000	1,890,713
Senior Housing Properties Trust 8.625% 1/15/12	2,365,000	2,506,900
Service Corp. International (SCI):
6.75% 4/1/16	740,000	684,500
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - continued
Service Corp. International (SCI): - continued
8% 6/15/17 (c)(d)	$ 190,000	$ 178,600
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13	3,140,000	3,202,800
Ventas Realty LP/Ventas Capital Corp.:
6.5% 6/1/16	3,010,000	2,859,500
6.625% 10/15/14	1,675,000	1,612,188
		32,515,752
Homebuilding/Real Estate - 1.8%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13	1,300,000	1,249,625
8.125% 6/1/12	4,920,000	4,956,900
K. Hovnanian Enterprises, Inc. 8.875% 4/1/12	1,065,000	1,051,688
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (c)	2,750,000	2,688,785
Technical Olympic USA, Inc. 7.5% 1/15/15	1,195,000	997,825
WCI Communities, Inc. 7.875% 10/1/13	1,380,000	1,214,400
		12,159,223
Hotels - 0.7%
Grupo Posadas SA de CV 8.75% 10/4/11 (c)	1,660,000	1,668,300
Host Marriott LP 7.125% 11/1/13	3,220,000	3,203,900
		4,872,200
Insurance - 0.2%
UnumProvident Corp. 7.375% 6/15/32	405,000	392,533
UnumProvident Finance Co. PLC 6.85% 11/15/15 (c)	1,000,000	995,000
		1,387,533
Leisure - 1.5%
Royal Caribbean Cruises Ltd. yankee 7.5% 10/15/27	2,285,000	2,167,551
Town Sports International Holdings, Inc. 0% 2/1/14 (b)	2,510,000	1,989,175
Town Sports International, Inc. 9.625% 4/15/11	1,504,000	1,556,640
Universal City Florida Holding Co. I/II 9.8988% 5/1/10 (d)	4,260,000	4,398,450
		10,111,816
Metals/Mining - 3.3%
Arch Western Finance LLC 6.75% 7/1/13	3,240,000	3,118,500
Compass Minerals International, Inc.:
0% 12/15/12 (b)	805,000	766,763
0% 6/1/13 (b)	8,345,000	7,614,813
Drummond Co., Inc. 7.375% 2/15/16 (c)	4,540,000	4,222,200
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Metals/Mining - continued
Massey Energy Co. 6.875% 12/15/13	$ 2,950,000	$ 2,743,500
Vedanta Resources PLC 6.625% 2/22/10 (c)	4,225,000	4,071,844
		22,537,620
Paper - 1.0%
Georgia-Pacific Corp.:
8% 1/15/24	1,445,000	1,387,200
8.875% 5/15/31	1,950,000	1,959,750
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13	1,025,000	917,375
Stone Container Corp. 9.75% 2/1/11	1,332,000	1,365,300
Stone Container Finance Co. 7.375% 7/15/14	1,435,000	1,255,625
		6,885,250
Publishing/Printing - 1.7%
Dex Media West LLC/Dex Media West Finance Co. 8.5% 8/15/10	1,595,000	1,638,863
Houghton Mifflin Co. 9.875% 2/1/13	3,925,000	4,042,750
The Reader's Digest Association, Inc. 6.5% 3/1/11	5,850,000	5,689,125
		11,370,738
Railroad - 0.4%
Kansas City Southern Railway Co. 7.5% 6/15/09	2,450,000	2,462,250
Restaurants - 1.5%
Carrols Corp. 9% 1/15/13	3,040,000	3,024,800
Friendly Ice Cream Corp. 8.375% 6/15/12	4,425,000	3,783,375
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14	3,450,000	3,208,500
		10,016,675
Services - 2.4%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 7.625% 5/15/14 (c)	1,050,000	1,023,750
Corrections Corp. of America 7.5% 5/1/11	1,185,000	1,196,850
FTI Consulting, Inc. 7.625% 6/15/13	1,585,000	1,600,850
Iron Mountain, Inc.:
8.25% 7/1/11	1,610,000	1,601,950
8.625% 4/1/13	3,885,000	3,904,425
Rural/Metro Corp.:
0% 3/15/16 (b)	2,860,000	2,087,800
9.875% 3/15/15	1,080,000	1,112,400
United Rentals North America, Inc. 7% 2/15/14	3,730,000	3,366,325
		15,894,350
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Shipping - 4.7%
OMI Corp. 7.625% 12/1/13	$ 6,645,000	$ 6,628,388
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	195,000	185,250
8.25% 3/15/13	855,000	889,200
Ship Finance International Ltd. 8.5% 12/15/13	17,800,000	17,087,976
Teekay Shipping Corp. 8.875% 7/15/11	6,840,000	7,147,800
		31,938,614
Steels - 0.4%
RathGibson, Inc. 11.25% 2/15/14 (c)	2,930,000	2,988,600
Super Retail - 2.4%
GSC Holdings Corp./Gamestop, Inc.:
8% 10/1/12	2,875,000	2,867,813
8.865% 10/1/11 (d)	900,000	927,000
NBC Acquisition Corp. 0% 3/15/13 (b)	6,590,000	4,613,000
Nebraska Book Co., Inc. 8.625% 3/15/12	4,490,000	4,063,450
Sonic Automotive, Inc. 8.625% 8/15/13	3,910,000	3,880,675
		16,351,938
Technology - 7.1%
Activant Solutions, Inc. 9.5% 5/1/16 (c)	880,000	844,800
Amkor Technology, Inc.:
7.75% 5/15/13	405,000	364,500
10.5% 5/1/09	110,000	111,650
Avago Technologies Finance Ltd.:
10.125% 12/1/13 (c)	2,675,000	2,822,125
10.7306% 6/1/13 (c)(d)	3,140,000	3,289,150
11.875% 12/1/15 (c)	1,035,000	1,122,975
Celestica, Inc.:
7.625% 7/1/13	1,375,000	1,330,313
7.875% 7/1/11	4,265,000	4,147,713
Freescale Semiconductor, Inc. 6.875% 7/15/11	5,350,000	5,376,750
IKON Office Solutions, Inc. 7.75% 9/15/15	4,040,000	3,989,500
Lucent Technologies, Inc.:
6.45% 3/15/29	5,715,000	4,829,175
6.5% 1/15/28	2,550,000	2,154,750
Northern Telecom Capital Corp. 7.875% 6/15/26	375,000	307,500
Sanmina-SCI Corp. 6.75% 3/1/13	3,925,000	3,650,250
SunGard Data Systems, Inc.:
9.125% 8/15/13 (c)	1,070,000	1,114,138
10.25% 8/15/15 (c)	820,000	852,800
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Technology - continued
Xerox Capital Trust I 8% 2/1/27	$ 7,005,000	$ 7,075,050
Xerox Corp.:
6.4% 3/15/16	3,330,000	3,146,850
9.75% 1/15/09	1,340,000	1,432,125
		47,962,114
Telecommunications - 5.2%
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14	410,000	397,700
Digicel Ltd. 9.25% 9/1/12 (c)	2,405,000	2,477,150
Intelsat Ltd.:
6.5% 11/1/13	5,710,000	4,375,288
7.625% 4/15/12	4,870,000	4,121,238
11.25% 6/15/16 (c)(f)	2,370,000	2,423,325
Level 3 Financing, Inc. 12.25% 3/15/13 (c)	1,685,000	1,790,313
Millicom International Cellular SA 10% 12/1/13	1,615,000	1,792,650
Mobile Telesystems Finance SA 8% 1/28/12 (c)	2,078,000	2,028,751
New Skies Satellites BV:
9.125% 11/1/12	415,000	438,863
10.4144% 11/1/11 (d)	4,145,000	4,279,713
Nordic Telephone Co. Holdings Aps 8.875% 5/1/16 (c)	1,340,000	1,360,100
PanAmSat Corp. 9% 8/15/14	2,080,000	2,121,600
PanAmSat Holding Corp. 0% 11/1/14 (b)	1,095,000	799,350
Qwest Corp. 8.5794% 6/15/13 (d)	5,760,000	6,091,200
U.S. West Communications 7.5% 6/15/23	805,000	760,725
		35,257,966
Textiles & Apparel - 0.6%
Levi Strauss & Co.:
8.875% 4/1/16 (c)	4,150,000	3,942,500
9.74% 4/1/12 (d)	415,000	421,225
		4,363,725
TOTAL NONCONVERTIBLE BONDS		569,690,993
TOTAL CORPORATE BONDS (Cost $575,629,786)		571,093,481
Commercial Mortgage Securities - 0.1%
	Principal Amount	Value
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 4.7819% 8/1/24 (c)(d) (Cost $837,820)	$ 1,008,794	$ 921,230
Common Stocks - 0.3%
Shares
Textiles & Apparel - 0.3%
Arena Brands Holding Corp. Class B (a)(e) (Cost $5,834,206)	144,445	2,227,342
Floating Rate Loans - 8.9%
	Principal Amount
Automotive - 0.3%
Lear Corp. term loan 7.9781% 4/25/12 (d)	$ 1,810,000	1,796,425
Building Materials - 0.8%
Masonite International Corp. term loan 11.3619% 4/6/15 (d)	5,340,000	5,126,400
Cable TV - 2.4%
Charter Communications Operating LLC Tranche B, term loan 7.755% 4/28/13 (d)	4,362,000	4,367,453
CSC Holdings, Inc. Tranche B, term loan 7.0345% 3/29/13 (d)	5,017,425	4,986,066
NTL Cable PLC term loan 10.3% 3/3/07 (d)	1,200,000	1,198,500
UPC Broadband Holding BV:
Tranche J2, term loan 7.1077% 3/31/13 (d)	2,730,000	2,719,763
Tranche K2, term loan 7.1077% 12/31/13 (d)	2,730,000	2,719,763
		15,991,545
Containers - 0.0%
Bluegrass Container Co. LLC Tranche 1, term loan 7.6% 6/30/13 (d)	170,000	170,638
Diversified Financial Services - 0.5%
LPL Holdings, Inc. Tranche B, term loan 8.6653% 6/28/13 (d)	3,611,276	3,638,361
Electric Utilities - 1.1%
Covanta Energy Corp.:
Tranche 1:
Credit-Linked Deposit 8.46% 6/24/12 (d)	2,548,256	2,551,441
term loan 7.695% 6/24/12 (d)	1,826,084	1,828,367
Tranche 2, term loan 10.96% 6/24/13 (d)	3,191,500	3,223,415
NRG Energy, Inc. term loan 7.2306% 2/1/13 (d)	2,743	2,748
		7,605,971
Floating Rate Loans - continued
	Principal Amount	Value
Energy - 0.6%
Coffeyville Resources LLC:
Credit-Linked Deposit 7.9% 7/8/11 (d)	$ 172,000	$ 172,000
Tranche 2, term loan 12.1875% 7/8/13 (d)	2,210,000	2,254,200
Tranche B1, term loan 7.9456% 7/8/12 (d)	256,070	256,070
Targa Resources, Inc./Targa Resources Finance Corp. term loan 7.4769% 10/31/07 (d)	1,620,000	1,620,000
		4,302,270
Homebuilding/Real Estate - 0.9%
LNR Property Corp.:
Tranche A, term loan 9.63% 2/3/08 (d)	1,451,680	1,451,680
Tranche B, term loan:
8.1321% 2/3/08 (d)	3,163,761	3,163,761
10.38% 2/3/08 (d)	1,486,523	1,486,523
		6,101,964
Paper - 1.0%
Georgia-Pacific Corp. Tranche B1, term loan 7.3394% 12/23/12 (d)	6,736,150	6,727,730
Technology - 1.3%
Fidelity National Information Solutions, Inc.:
Tranche A, term loan 6.42% 3/9/11 (d)	2,238,050	2,229,657
Tranche B, term loan 6.92% 3/9/13 (d)	1,169,746	1,168,284
Infor Global Solutions AG:
Tranche 1, term loan 7.8% 4/18/11 (d)	1,860,000	1,857,675
Tranche 2, term loan 12.05% 4/18/12 (d)	1,050,000	1,071,000
Open Solutions, Inc. Tranche 2, term loan 11.78% 12/14/11 (d)	2,080,000	2,126,800
		8,453,416
TOTAL FLOATING RATE LOANS (Cost $60,039,707)		59,914,720
Cash Equivalents - 3.8%
	Maturity Amount	Value
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 5.3%, dated 6/30/06 due 7/3/06)	$ 23,720,470	$ 23,710,000
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 4.51%, dated 6/30/06 due 7/3/06)	2,072,779	2,072,000
TOTAL CASH EQUIVALENTS (Cost $25,782,000)		25,782,000
TOTAL INVESTMENT PORTFOLIO - 97.4% (Cost $668,123,519)		659,938,773
NET OTHER ASSETS - 2.6%		17,952,211
NET ASSETS - 100%		$ 677,890,984
Legend
(a) Non-income producing
(b) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $113,624,166 or 16.8% of net assets.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,227,342 or 0.3% of net assets.

Additional information on each holding is as follows:
Security A	Acquisition Date	Acquisition Cost
Arena Brands Holding Corp. Class B	6/18/97	$ 5,834,134
A Acquired as a result of an in-kind exchange and represents the original acquisition date and cost.
(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Income Tax Information

At June 30, 2006, the aggregate cost of investment securities for income tax purposes was $666,393,012. Net unrealized depreciation aggregated $6,454,239, of which $11,580,036 related to appreciated investment securities and $18,034,275 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Directors to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 28, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	August 28, 2006